Securities Act File No. 333-[            ]

As filed with the Securities and Exchange Commission on August 1, 2019

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☒

Pre-Effective Amendment No.

☐

Post-Effective Amendment No.

☐

MONTEAGLE FUNDS

(Exact Name of Registrant as Specified in Charter)

2506 Winford Avenue, Nashville, TN  37211

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (888) 263-5593

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies To:

Paul B. Ordonio, President Monteagle Funds 2506 Winford Avenue Nashville, TN 37211	C. Richard Ropka, Esq. Law Office of C. Richard Ropka, LLC 215 Fries Mill Road Turnersville, NJ 08012

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Institutional Class, shares of beneficial interest, no par value, of Monteagle Select Value Fund.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on August 20, 2019, pursuant to Rule 488 under the Securities Act of 1933.

COMBINED INFORMATION STATEMENT

OF

MONTEAGLE FUNDS
on behalf of its Series:

MONTEAGLE VALUE FUND

AND

PROSPECTUS

OF

MONTEAGLE FUNDS
on behalf of its Series:

MONTEAGLE SELECT VALUE FUND

The address and telephone number of each Fund is:

2506 Winford Avenue

Nashville, TN 37211

(Toll free) (888) 263-5593

MONTEAGLE VALUE FUND

(a series of Monteagle Funds)

2506 Winford Avenue

Nashville, TN 37211

August 20, 2019

Dear Shareholder:

We wish to provide you with some important information concerning your investment.  You are receiving this Information Statement because you own shares of the Monteagle Value Fund, a series of the Monteagle Funds.  The Board of Trustees (the “Board”) of the Monteagle Funds (the “Trust”), after careful consideration, has approved the reorganization (the “Reorganization”) of the Monteagle Value Fund (the “Target Fund”), into the Monteagle Select Value Fund (the “Destination Fund”), which is also a series of the Trust.  The Target Fund and the Destination Fund are sometimes each referred to separately as a “Fund”, and together as the “Funds”.  The series surviving the Reorganization, the Destination Fund, will also be referred to herein as the “Combined Fund”. THE REORGANIZATION DOES NOT REQUIRE YOUR APPROVAL, AND YOU ARE NOT BEING ASKED TO VOTE.  The attached Information Statement contains information about the Destination Fund and provides details about the terms and conditions of the Reorganization.  You should review the Information Statement carefully and retain it for future reference.

 The Target Fund and Destination Fund have substantially similar investment objectives and their principal investment strategies are similar.  While the Funds use somewhat different investment techniques and allocations at times. Currently, the Funds are managed by different portfolio managers.  We anticipate that the Reorganization will result in benefits to the shareholders of the Target Fund as discussed more fully in the Information Statement.  As a general matter, we believe that after the Reorganization, the Combined Destination fund will provide you with a substantially similar investment objective with lower gross expenses and lower net expenses, as well as portfolio management efficiencies.

After considering the performance of each Fund and the expenses associated with the investment structure of the Target Fund, the Funds' advisor recommended to the Board that the Target Fund be reorganized into the Destination Fund. The Board has concluded that the Reorganization is in the best interests of each of the Funds and their respective shareholders.  In approving the Reorganization, the Board considered, among other things, the similarities between the Funds' investment objectives and strategies, the management fee for the Target Fund and the Combined Destination fund, the differences in historical performance between the Target Fund and the Destination Fund, and the terms and conditions of the Agreement and Plan of Reorganization (the “Plan of

Reorganization”).  The Board also considered that it is not anticipated that the Reorganization will have any tax consequences for shareholders.

The Plan of Reorganization provides that the Target Fund will transfer all of its assets and liabilities to the Destination Fund.  In exchange for the transfer of these assets and liabilities, the Destination Fund will simultaneously issue shares to the Target Fund in an amount equal in value to the net asset value of the Target Fund's shares as of the close of business on the business day preceding the foregoing transfers.  These transfers are expected to occur on or about August 31, 2019 (the “Closing Date”).  Immediately after the Reorganization, the Target Fund will make a liquidating distribution to its shareholders of the Destination Fund shares received, so that a holder of shares in the Target Fund at the Closing Date of the Reorganization will receive a number of shares of the Destination Fund with the same aggregate value as the shareholder had in the Target Fund immediately before the Reorganization.

 Following the Reorganization, the Target Fund will cease operations as a separate series of the Trust.  Shareholders of the Target Fund will not be assessed any sales charges, redemption fees or any other shareholder fee in connection with the Reorganization.

NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THE REORGANIZATION.

If you have questions, please contact the Fund toll-free at (888) 263-5593.

Sincerely,

/s/ Paul B. Ordonio

Paul B. Ordonio

President

QUESTIONS AND ANSWERS

For your convenience, we have provided a brief overview of the Reorganization. Additional information is contained elsewhere in this Information Statement/Prospectus and the Agreement and Plan of Reorganization relating to the Reorganization, which is attached to this Information Statement/Prospectus as Exhibit A. Shareholders should read this entire Information Statement/Prospectus, including Exhibit A, and the Destination Funds’ prospectus carefully for more complete information.

Question #1.

What is this document and why did we send it to you?

This is an Information Statement that provides you with information about a plan of reorganization between the Target Fund and the Destination Fund. Both the Target Fund and the Destination Fund are series of the Monteagle Funds (the "Trust"). The Target Fund and the Destination Fund are sometimes each referred to separately as a "Fund", and together as the "Funds." The Funds pursue similar investment objectives and have similar investment strategies. When the Reorganization is completed, your shares of the Target Fund will be exchanged for shares of the Destination Fund, and the Target Fund will be terminated as a series of the Trust. Both the Target Fund and the Destination fund have only one class of shares each known as “Institutional Class” shares.  Accordingly, the Institutional Class shares of the Target Fund will receive the Institutional Class shares of the Destination Fund. Please refer to the Information Statement for a detailed explanation of the Reorganization, and a more complete description of the Destination Fund.

You are receiving this Information Statement because you own shares of the Target Fund as of August 20, 2019. The Reorganization does not require approval by you or by shareholders of either the Target or Destination Fund, and you are not being asked to vote.

Question #2.

How Will the Reorganization Work?

•

The Target Fund will transfer all its property and assets to the Destination Fund. In exchange, the Destination Fund will assume all the liabilities of the Target Fund and issue shares, as described below.

•

The Destination Fund will issue a number of its Institutional Class shares to the Target Fund on the closing date of the Reorganization (the “Closing Date”) having an aggregate net asset value equal to the aggregate net asset value of the Target Fund’s Institutional Class shares.

•

Shares of the Destination Fund will then be distributed on the Closing Date to the Target Fund’s shareholders in complete liquidation of the Target Fund. Therefore, on the Closing Date, upon completion of the Reorganization, each Target Fund shareholder will hold shares of the Destination Fund with the same aggregate net asset value as its holdings of the Target Fund immediately prior to the Reorganization. The net asset value of shares of the Target Fund will be determined using the Target Fund’s valuation policies and procedures and the net asset value of shares of the Destination Fund will be determined using the Destination Fund’s valuation policies and procedures. The fund assets of the Target Fund and the Destination Fund are valued using the same valuation policies and procedures.

•

The Target Fund will be terminated after the Closing Date.

•

No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganization. Following the Reorganization, shareholders of the Target Fund will be subject to the fees and expenses of the Destination Fund.

•

Following the Reorganization, (i) Nashville Capital Corporation (“NCC”), the investment advisor of the Target Fund, will continue to act as investment adviser to the Destination Fund; and (ii) Parkway Advisors, LP (“Parkway”),  which is not the sub-advisor to the Target Fund, will continue to act as the sub-adviser to the Destination Fund.

•

The exchange of Target Fund shares for Destination Fund shares in the Reorganization will not result in income, gain or loss being recognized for federal income tax purposes by an exchanging shareholder. The Reorganization generally will not result in the recognition of gain or loss for federal income tax purposes by the Target Fund or Destination Fund.

Question #3.

How do the Target Fund and the Destination Fund compare?

There are similarities between the Funds, as well as certain differences, including:

•

Investment Advisor, Investment Sub-Advisers and Portfolio Managers. Each Fund’s investment Advisor has been and will continue to be NCC.  Robinson Investment Group, Inc. (“RIG”) serves as the investment sub-adviser to the Target Fund. Russell L. Robinson is responsible for the day-to-day management of the Target Fund. Parkway Advisors, LP (“Parkway”) serves as the sub-adviser to the Destination Fund. Theron R. Holladay and Chad B. Hoes are jointly and primarily responsible for the day-to-day management of the Destination Fund. The analytical tools, techniques and investment selection process used by Parkway in sub-advising the Destination Fund are different from those used by RIG in sub-advising the Target Fund.

•

Investment Objective. The investment objectives of the Funds are substantially similar. The Target Fund’s investment objective is long-term growth of capital. The Destination Fund’s investment objective is long-term capital appreciation.

•

Investment Strategy. Both Funds are equity funds that follow a growth-oriented investment philosophy with similar principal investment strategies. While there are some differences in the Funds’ strategies, both Funds primarily invest in U.S. growth companies.

Target Fund - The Target Fund invests primarily in common stocks of small, medium and large capitalization U.S. companies (those with market capitalizations of $1 billion or more) that are believed to be undervalued based on value characteristics, such as lower relative price valuations, above average earnings per share growth and higher dividend yields compared to the S&P 500 Index®.  A stock will be sold when it is no longer undervalued or when the fundamentals of the company that affect revenue and profitability have changed significantly, either in a positive or negative direction.

Destination Fund - The Destination Fund uses a “value investing” style by investing, under normal circumstances, at least 80% of its assets in the common stock of domestic companies that the Destination Fund’s Sub-adviser believes are underpriced relative to comparable securities determined by price/earnings ratios, cash flows or other measures. The Destination Fund’s Sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Destination Fund’s Sub-adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels. Unlike the Target Fund, the Destination Fund invests only in large capitalization companies included in the S&P 500® Index.

The Destination Fund seeks to maintain a minimum average weighted market capitalization of at least $5 billion.

Once investments are identified for purchase, unlike the Target Fund, the Parkway will screen these investments using the eVALUEator® screening software to exclude from the Destination Fund’s investments companies that produce, promote, advertise, sponsor, or offer services related to, abortion (or abortion products), pornography, human rights, gambling, and those entertainment companies that produce or support anti-family content in film, games, print, or television.  The Target Fund has no such stated policy.

•

Principal Risks. The Funds are subject to a number of common principal risks, including investment selection risk and value style risk. An investment in the Target Fund is also subject to company risk, volatility risk, portfolio turnover risk, small and mid-capitalization risk, sector risk, basic materials risk and industrial sector risk. An investment in the Destination Fund is also subject to market risk, large company risk and strategy risk.

•

Performance. The Target Fund has generated better performance than the Destination Fund for the 3-year period and the Destination Fund has generated better performance than the Target Fund for the 1-, 5- and 10-year periods ended February 28, 2019.

•

Historical Portfolio Turnover. The portfolio turnover rate for the Target Fund was 6% for the fiscal year ended August 31, 2018, 30% for the fiscal year ended August 31, 2017 and 40% for the fiscal year ended August 31, 2016. The portfolio turnover rate for the Destination Fund was 173% for the fiscal year ended August 31, 2018, 127% for the fiscal year ended August 31, 2017 and 25% for the fiscal year ended August 31, 2016. The alignment of portfolio securities in connection with the Reorganization may increase portfolio turnover for both the Target Fund and the Destination Fund, which may generate additional costs associated with portfolio turnover. While the Reorganization will be structured as a tax-free reorganization, the repositioning of the combined portfolio may result in capital gains due to the realignment of the combined portfolio in keeping with the Destination Fund’s investment strategy and policies.

•

Management Fee. The management fee schedule, which includes breakpoints, for the Destination Fund is identical to the Target Fund’s management fee schedule.

•

Total Operating Expenses. Following the Reorganization, the net expense ratio of the combined Destination Fund with the Target Fund is expected to be lower than the net expense ratio of each of the Target Fund and Destination Fund.

•

Fundamental Restrictions.  Both the Target Fund and the Destination Fund share the same Fundamental Investment Restrictions.

Question #4.

Why did the Trustees Approve the Reorganization?

The Board of Trustees began discussions regarding the Reorganization of the Target Fund into the Destination Fund at its May 14, 2019 meeting.  Thereafter at their July 30, 2019, the Board, including all of the Trustees who are not “interested” persons (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Funds, NCC or Arbor Court Capital, LLC (“ACC”), the Funds’ distributor (the “Independent Trustees”), after careful consideration, determined that the Reorganization is in the best interests of the Target Fund and will not dilute the interests of the existing shareholders of the Target Fund. The Board also serves as the Board of the Destination Fund. The Board, including all the Independent Trustees, approved the Reorganization with respect to the Destination Fund. The Board determined that the Reorganization is in the best interests of the Destination Fund and that the interests of the Destination Fund’s shareholders will not be diluted as a result of the Reorganization.

In approving the Reorganization, the Board considered, among other things, (i) the similarities between the Funds’ investment objectives and strategies, (ii) the larger combined asset base resulting from the Reorganization will offer greater operating efficiencies (e.g., certain fixed costs, such as audit fees, compliance expenses, accounting fees and other expenses, will be spread across a larger asset base, thereby potentially lowering the total expense ratio borne by shareholders of the Combined Destination Fund); and economies of scale and eliminate redundancies in the Monteagle Funds product line, (iii) the management fee of the Destination Fund following the Reorganization will be identical to the current management fee of the Target Fund, (iv) the net expense ratio of the Destination Fund following the Reorganization is expected to be lower than the current net expense ratio of either Fund prior to the Reorganization, (v) the Target Fund’s controlling shareholder has indicated to the Advisor its intent to systematically begin the process of liquidating its position in the Target Fund over the next twenty-four (24) month period, this will reduce the assets of the Fund and increase costs to the shareholders of the Target Fund; and (vi) the anticipated tax-free nature of the Reorganization. See “Reasons for the Proposed Reorganization” for additional information regarding the Board’s considerations.

Question #5.

How will the Reorganization affect me as a shareholder?

Upon the closing of the Reorganization, Target Fund shareholders will become shareholders of the Destination Fund. With the Reorganization, all the assets and the liabilities of the Target Fund will be combined with those of the Destination Fund. You will receive shares of the Destination Fund equal to the value of the shares you own of the Target Fund.  An account will be created for each shareholder that will be credited with shares of the Destination Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholder's Target Fund shares at the time of the Reorganization.

The number of shares a shareholder receives (and thus the number of shares allocated to a shareholder) will depend on the relative net asset values per share of each class of shares of the two Funds immediately prior to the Reorganization. Thus, although the aggregate net asset value in a shareholder's account will be the same, a shareholder may receive a greater or lesser number of shares than it currently holds in the Target Fund. No physical share certificates will be issued to shareholders. As a result of the Reorganization, a Target Fund shareholder as well as a Destination Fund shareholder will hold a smaller percentage of ownership in the Combined Destination Fund than such shareholder held in the Target Fund prior to the Reorganization.

Question #6.

Am I being asked to vote on anything?

Neither a vote of the shareholders of the Target Fund nor a vote of the shareholders of the Destination Fund is required to approve the Reorganization under the Delaware Statutory Trust Act or under the Trust's declaration of Trust.  Likewise, under Rule 17a-8 under the 1940 Act does not require shareholder approval of reorganizations involving affiliated funds, so long as certain criteria are met. Because these criteria are met in this case, shareholder approval is not required for the Reorganization.

Question #7.

Who Bears the Expenses Associated with the Reorganization?

The costs of the Reorganization will be borne by the investment advisor to the Funds.

Question #8.

When will the Reorganization occur?

The Reorganization is expected to take effect on or about August 29, 2019 (Closing Date), or as soon as possible thereafter.

Question #9.

Can I redeem my shares of the Target Fund before the Reorganization takes place?

Yes. You may redeem your shares, at any time before the Reorganization takes place, as set forth in the Target Fund's prospectus.  If you choose to do so, your request will be treated as a normal exchange or redemption of shares. Shares that are held as of the August 29, 2019 Closing Date will be exchanged for shares of the Destination Fund.

Question #10.

 Will shareholders have to pay any sales load, commission or other similar fee in connection with the Reorganization?

No. Shareholders will not pay any sales load, commission or other similar fee in connection with the Reorganization, and thus Target Fund shareholders will not pay any such fee indirectly.

Question #11.

What are the Federal Income Tax Consequences of the Reorganization?

As a condition to the closing of the Reorganization, the Target Fund and the Destination Fund must receive an opinion of the Law Office of C. Richard Ropka, LLC to the effect that the Reorganization will constitute a “reorganization” within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is expected that neither you nor the Destination Fund nor, in general, the Target Fund will recognize gain or loss as a direct result of the Reorganization of the Target Fund, and that the aggregate tax basis of the Destination Fund shares that you receive in the Reorganization will equal the aggregate tax basis of the Target Fund shares that you surrender in the Reorganization. However, in order to maintain its qualification for tax treatment as a regulated investment company and avoid fund-level taxes, the Target Fund will declare and pay a distribution to its shareholders shortly before the Reorganization that, together with all previous dividends for the taxable year, is intended to have the effect of distributing all of its net capital gain (taking into account available capital loss carryforwards), if any, all of its investment company taxable income (computed without regard to the dividends-paid deduction), if any, and all of its net tax-exempt income, if any, for the taxable year ending on the Closing Date. If you hold shares in the Target Fund when it makes such a distribution, the distribution may affect the amount, timing and character of taxable income that you realize in respect of your Target Fund shares. The Destination Fund may make a comparable distribution to its shareholders shortly before the Reorganization. In addition, following the Reorganization, the Destination Fund will declare and pay to its shareholders, for the taxable year in which the Reorganization occurs, a distribution of any remaining income and gains from such taxable year. All such distributions generally will be taxable to shareholders. For more information, see “Tax Status of The Reorganization” in this Information Statement/Prospectus.

Question #12.

Are there differences in gross and net operating expenses?

Yes. Following the Reorganization, the shares of the Combined Destination Fund are expected to have lower gross expenses and net operating expenses than the Target Fund and the Destination Fund for at least the next one (1) year period.

Question #13.

Whom do I contact for further information?

You can contact your financial adviser for further information. You may also contact the Funds’ toll-free at (888) 263-5593. You may also visit the Funds' website at www.monteaglefunds.com.

IMPORTANT ADDITIONAL INFORMATION ABOUT THE REORGANIZATION IS SET FORTH IN THE ACCOMPANYING INFORMATION STATEMENT. PLEASE READ IT CAREFULLY.

INFORMATION STATEMENT FOR

MONTEAGLE VALUE FUND

(a series of Monteagle Funds)

2506 Winford Avenue

Nashville, TN 37211

PROSPECTUS FOR

MONTEAGLE SELECT VALUE FUND

(a series of Monteagle Funds)

2506 Winford Avenue

Nashville, TN 37211

Shares of the Destination Fund have not been approved or disapproved by the Securities and Exchange Commission (the “SEC”). The SEC has not passed upon the accuracy or adequacy of this Combined Information Statement and Prospectus. Any representation to the contrary is a criminal offense.

An investment in the Target Fund or Destination Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This Information Statement/Prospectus sets forth information about the Destination Fund that an investor ought to know before investing. Please read this Information Statement/Prospectus carefully before investing and keep it for future reference.

INTRODUCTION

This combined information statement and prospectus, dated August 20, 2019 (the “Information Statement/Prospectus”), is being furnished in connection with the reorganization (the “Reorganization”) of the Monteagle Value Fund, a series of Monteagle Funds (the “Target Fund”), into Monteagle Select Value Fund, another series of Monteagle Funds (the “Destination Fund”). This Information Statement/Prospectus is being mailed to Target Fund shareholders on or about August 20, 2019.

The Target Fund and Destination Fund (each a “Fund” and, together, the “Funds”) are each a series of Monteagle Funds, an open-end management investment company organized as a Delaware statutory trust.

The Board of Trustees of Monteagle Funds (the “Board” or the “Trustees”) has determined that the Reorganization is in the best interests of the Target Fund and Destination Fund. A copy of the Agreement and Plan of Reorganization (the “Plan”) for the Reorganization is attached to this Information Statement/Prospectus as Exhibit A.

THIS INFORMATION STATEMENT/PROSPECTUS IS FOR INFORMATIONAL PURPOSES ONLY, AND YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO RECEIVING IT. WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT, AND YOU ARE REQUESTED NOT TO SEND US A PROXY OR WRITTEN CONSENT.

The following table indicates the corresponding Destination Fund shares that the Target Fund shareholder will receive in the Reorganization.

Target Fund & Share Class	Destination Fund & Share Class
MONTEAGLE VALUE FUND	MONTEAGLE SELECT VALUE FUND
Institutional Class	Institutional Class

Please read this Information Statement/Prospectus, including Exhibit A, carefully.

The date of this Information Statement/Prospectus is August 20, 2019

For more complete information about each Fund, please read the Fund’s prospectus and statement of additional information, as they may be amended and/or supplemented. Each Fund’s prospectus and statement of additional information, and other additional information about each Fund, has been filed with the SEC (http://www.sec.gov) and is available upon oral or written request and without charge. See “Where to Get More Information” below.

Where to Get More Information

Each Fund’s current Prospectus and Statement of Additional Information, including any applicable supplements thereto.

On file with the SEC (http://www.sec.gov) (File Nos. 333-41461 and 811-08529) and available at no charge by calling the Funds’ toll-free number: (888) 263-5593 or visiting the Funds’ website at www.monteaglefunds.com.

Each Fund’s most recent annual report to shareholders.

On file with the SEC (http://www.sec.gov) (File No. 811-08529) and available at no charge by calling the Funds’ toll-free number: (888) 263-5593 or by visiting the Funds’ website at www.monteaglefunds.com.

A statement of additional information for this Information Statement/Prospectus, dated August 20, 2019 (the “SAI”). The SAI contains additional information about the Target Fund and the Destination Fund.

On file with the SEC (http://www.sec.gov) (File No. 333-          ) and available at no charge by calling the Funds’ toll-free number: (888) 263-5593 or by visiting the Funds’ website at www.monteaglefunds.com.

The SAI is incorporated by reference into this Information Statement/Prospectus.

To ask questions about this Information Statement/Prospectus.	Call the following toll-free telephone number: (888) 263-5593.

The Target Fund’s Prospectus, dated December 21, 2018, as supplemented, and Statement of Additional Information dated December 21, 2018, as supplemented (File Nos. 333-41461 and 811-08529), are incorporated by reference into this Information Statement/Prospectus.

In addition, the Funds' Prospectus, Statement of Additional Information, each as supplemented, and their annual and semi-annual reports, are available upon request and without charge by writing to the Funds at c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 or by calling toll-free at 1-888-263¬5593. They are also available, free of charge, at the Funds' website at www.monteaglefunds.com. Information about the Funds can also be reviewed and copied at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549-0102. Call 1-202-551-8090 for information on the operation of the public reference room. This information is also accessible via the Edgar database on the SEC's internet site at www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520.

The Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. You may lose money by investing in the Funds.

The securities offered by this Information Statement/Prospectus have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of this Information Statement/Prospectus. Any representation to the contrary is a criminal offense.

THIS INFORMATION STATEMENT IS EXPECTED TO BE SENT TO SHAREHOLDERS ON OR ABOUT AUGUST 20, 2019.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

TABLE OF CONTENTS

SUMMARY

13

COMPARISON OF THE TARGET FUND AND THE DESTINATION FUND

15

PURCHASE, REDEMPTION AND VALUATION OF SHARES

23

YOUR ACCOUNT

23

BUYING SHARES

26

SELLING SHARES

28

DISTRIBUTIONS AND TAXES

36

FUNDAMENTAL INVESTMENT POLICIES OF THE FUNDS

37

CAPITALIZATION

40

OTHER IMPORTANT INFORMATION CONCERNING THE REORGANIZATION

41

TERMS OF THE AGREEMENT AND PLAN OF REORGANIZATION

42

TAX STATUS OF THE REORGANIZATION

44

FINANCIAL HIGHLIGHTS

45

OWNERSHIP OF SHARES OF THE FUNDS

46

FINANCIAL STATEMENT EXPERTS

47

AVAILABLE INFORMATION

47

EXHIBIT A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION

48

REORGANIZATION

OF THE

MONTEAGLE VALUE FUND

(the “Target Fund”)

INTO

MONTEAGLE SELECT VALUE FUND

(the “Destination Fund”)

SUMMARY

The following is a summary of more complete information appearing later in this Information Statement/Prospectus or incorporated herein. You should read carefully the entire Information Statement/Prospectus, including the exhibits, which include additional information that is not included in the summary and is a part of this Information Statement/Prospectus. Exhibit A is the form of Agreement and Plan of Reorganization. For a discussion of the terms of the Agreement and Plan of Reorganization, please see the section entitled “Terms of the Agreement and Plan of Reorganization” in the back of this Information Statement/Prospectus, after the discussion of the Reorganization.

The Trust, organized under the laws of the state of Delaware, is an open-end management investment company registered with the SEC. The Target Fund and Destination Fund are organized as separate series of the Trust. The investment objective of each Fund are as follows. The Destination Fund seeks to achieve long-term capital appreciation; and the Target Fund seeks to achieve long term growth of capital.

Nashville Capital Corporation ("NCC" or "Advisor") is the investment advisor for each of the Funds and will continue serve as the investment advisor for the Combined Destination Fund.  Robinson Investment Group, Inc. is the investment sub-advisor of the Target Fund with Russell L. Robinson acting as the Target Fund’s portfolio manager.  Parkway Advisors, LP is the investment sub-advisor of the Destination Fund with Theron R. Holladay and Chad B. Hoes acting as the Destination Fund’s portfolio managers.  Theron R. Holladay and Chad B. Hoes are expected to continue the day-to-day management of the Combined/Destination Fund following the Reorganization.

The Reorganization.

The Proposed Reorganization. The Board, including the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) (the "Independent Trustees"), on behalf of the Target Fund and the Destination Fund, has approved the Agreement and Plan of Reorganization (the "Plan of Reorganization"). The Plan of Reorganization provides for:

·

the transfer of substantially all the assets and the liabilities of the Target Fund to the Destination Fund in exchange for shares of the Destination Fund;

·

the distribution of such shares to the Target Fund's shareholders; and

·

the termination of the Target Fund as a separate series of the Trust.

If the proposed Reorganization is completed, the Destination Fund will acquire substantially all the assets and the liabilities of the Target Fund.  As of August 29, 2019, the securities held by the Target Fund substantially comply with the investment restrictions and guidelines of the Destination Fund.  Parkway Advisors, LP, and its portfolio managers, plan to reposition certain securities of the Target Fund which do not meet the Principal Investment Strategies and guidelines of the Destination Fund.  The planned repositioning of certain of the Target Fund’s securities will be in a manner that minimizes the tax effects and transaction costs to the shareholders of the Target Fund.  Nevertheless, Shareholders of the Target Fund will receive shares of the Destination Fund with an aggregate net asset value equal to the aggregate net asset value of the Target Fund shares that the shareholders own immediately prior to the Reorganization. The Institutional Class shares of the Target Fund will receive Institutional Class shares of the Destination Fund.

Background and Reasons for the Proposed Reorganization.

The Reorganization has been proposed because the Advisor believes that it is in the best interests of each Fund's shareholders if the Target Fund is merged with the Destination Fund because: (i) the similarities between the Funds’ investment objectives and strategies, (ii) the larger combined asset base resulting from the Reorganization will offer greater operating efficiencies (e.g., certain fixed costs, such as audit fees, compliance expenses, accounting fees and other expenses, will be spread across a larger asset base, thereby potentially lowering the total expense ratio borne by shareholders of the Combined Destination fund); and economies of scale and eliminate redundancies in the Monteagle Funds product line, (iii) the management fee of the Destination Fund following the Reorganization will be identical to the current management fee of the Target Fund, (iv) the net expense ratio of the Destination Fund following the Reorganization is expected to be lower than the current net expense ratio of either Fund prior to the Reorganization, (v) the Target Fund’s controlling shareholder has indicated to the Advisor its intent to systematically begin the process of liquidating its position in the Target Fund over the next twenty-four (24) month period; and (vi) the anticipated tax-free nature of the Reorganization.

In approving the Plan of Reorganization, the Board, on behalf of the Target Fund, including the Independent Trustees, determined that the Reorganization is in the best interests of the Target Fund and that the interests of the Target Fund shareholders will not be diluted as a result of the Reorganization. Before reaching this conclusion, the Board engaged in a thorough review process relating to the proposed Reorganization.

The factors considered by the Board regarding the Reorganization include, but are not limited to, the following:

·

After the Reorganization, shareholders will be invested in a Combined/Destination Fund with a similar investment objective and similar principal investment strategies subject only to the Destination Fund’s investment guidelines of investing in S&P 500® Index securities and in securities meeting the eVALUEator® screening software process;

·

The same Investment Advisor that currently manages each Fund will manage the Combined /Destination Fund following the closing of the Reorganization;

·

The historical performance of the Target Fund and the Destination Fund, and the fact that the Destination Fund has outperformed the Target Fund for the one-year, five-year and ten-year periods ended August 31, 2018;

·

Each Fund has (or will have) a management fee of 1.20% of the Fund's average daily net assets with identical breakpoints;

·

The Combined/Destination Fund resulting from the completion of the Reorganization may achieve certain operating efficiencies in the future from its larger net asset size;

·

The Combined/Destination Fund, as a result of economies of scale, will have a future lower ratio of expenses to average net assets than that of the Target Fund and the Destination Fund prior to the Reorganization for a period of at least one (1) year;

·

The Reorganization is not expected to result in any tax consequence to shareholders; and

-

The Target Fund shareholders will receive Destination Fund shares with the same aggregate net asset value as their Target Fund shares.

-

The Reorganization itself will be a tax-free reorganization under Section 368(a) of the Internal Revenue Code.

The Board, including all of the Independent Trustees, concluded, based upon the factors and determinations summarized above, that completion of the Reorganization is advisable and in the best interests of the shareholders of each Fund, and that the interests of the shareholders of each Fund will not be diluted as a result of the Reorganization, and the Advisor will bear Reorganization expenses. The determinations on behalf of each Fund were made on the basis of each Board member's business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Neither a vote of the shareholders of the Target Fund nor a vote of the shareholders of the Destination Fund is required to approve the Reorganization under the Delaware Statutory Trust Act or under the Trust's declaration of trust.

In addition, under Rule 17a-8 under the 1940 Act, a vote of the shareholders of the Target Fund is not required if as a result of the Reorganization: (i) there is no policy of the Target Fund that under Section 13 of the 1940 Act could not be changed without a vote of a majority of its outstanding voting securities that is materially different from a policy of the Destination Fund; (ii) the Destination Fund's advisory contract is not materially different from that of the Target Fund; (iii) the Independent Trustees of the Target Fund who were elected by its shareholders will comprise a majority of the Independent Trustees of the Board overseeing the Destination Fund; and (iv) after the Reorganization, the Destination Fund will not be authorized to pay fees under a 12b-1 plan that are greater than fees authorized to be paid by the Target Fund under such a plan. The Reorganization meets all these conditions, and, therefore, a vote of shareholders is not required under the 1940 Act.

COMPARISON OF THE TARGET FUND AND THE DESTINATION FUND

Both the Target Fund and the Destination Fund are advised by Nashville Capital Corporation (“NCC”), sub-advised by different subadvisors, and have substantially similar investment objectives, somewhat similar principal investment strategies and policies, and similar principal risks. The tables below provide a comparison of certain features of the Funds. In the tables below, if a row extends across the entire table, the information disclosed applies to both the Destination Fund and the Target Fund.

Comparison of Monteagle Value Fund

and Monteagle Select Value Fund

	Target Fund Monteagle Value Fund	Destination Fund Monteagle Select Value Fund
Investment objective	The investment objective of the Monteagle Value Fund (the “Fund”) is long term growth of capital.	The investment objective of the Monteagle Select Value Fund (the “Fund”) is long-term capital appreciation.

Principal investment strategies

A long-term (or “buy and hold”) approach is used to manage the Fund’s portfolio. The Fund invests primarily in common stocks of small, medium and large capitalization U.S. companies (those with market capitalizations of $1 billion or more) that are believed to be undervalued based on value characteristics, such as lower relative price valuations, above average earnings per share growth and higher dividend yields compared to the S&P 500 Index®. A stock will be sold when it is no longer undervalued or when the fundamentals of the company that affect revenue and profitability have changed significantly, either in a positive or negative direction.

It is the Fund’s policy to limit investment in any one industry or group of related industries to no more than 25% of the portfolio. In light of and subject to that limitation, the Fund may make significant investments in certain industries or group of industries from time to time. For example, the Fund is currently below the limitation but has a significant position in the basic materials and industrial sectors, which may change in the near or distant future. It is not the intent of the Fund to be a sector fund.

The Fund uses a “value investing” style by investing, under normal circumstances, at least 80% of its assets in the common stock of domestic companies that the Fund’s Sub-adviser believes are underpriced relative to comparable securities determined by price/earnings ratios, cash flows or other measures. The Sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Sub-adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels. The Fund invests only in large capitalization companies included in the S&P 500® Index. The Fund seeks to maintain a minimum average weighted market capitalization of at least $5 billion.  Once investments are identified for purchase, the Subadvisor will screen these investments using the eVALUEator ® screening software to exclude from the Fund’s investments companies that produce, promote, advertise, sponsor, or offer services related to, abortion (or abortion products), pornography, human rights, gambling, and those entertainment companies that produce or support anti-family content in film, games, print, or television (“Excluded Securities”).

Investment manager	NCC
Sub-adviser	Robinson Investment Group, Inc.	Parkway Advisors, LP
Portfolio managers	Russell L. Robinson – Portfolio Manager since 1999	Theron R. Holladay – Portfolio Manager since 2004 Chad B. Hoes – Portfolio Manager since 2010

Classes of Shares, Fees and Expenses

	Target Fund Monteagle Value Fund	Destination Fund Monteagle Select Value Fund
Institutional Class sales charges and fees	Institutional Class shares of each Fund are sold at NAV without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 fee.
Management fees

NCC receives compensation, calculated daily and paid monthly, from the Target Fund at an annual rate (expressed as a specified percentage of the Fund’s average daily net assets) of 1.2% of the first $25 million; 1.115% over $25 million to $50 million; 0.975% over $50 million to $100 million; and 0.875% in excess of $100 million.

For the fiscal year ended August 31, 2018, the Target Fund and Destination Fund each paid management fees of 1.2% of each Fund’s average daily net assets.

Fee waiver and expense limitations	N/A

For a comparison of the gross and net expenses of the Funds, please see the class fee tables in “The Funds’ Fees and Expenses” below.

Comparison of Principal Risks of Investing in the Funds

Because the Funds have similar investment objectives and principal investment strategies and policies, they are subject to similar principal risks. Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Fund or your investment may not perform as well as other similar investments.

Your primary risk in investing in the Funds is you could lose money. You should carefully assess the risks associated with an investment in the Funds. Each Fund is subject to the following principal risks:

•

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

•

Value Style Risk. The Fund invests in a style that emphasizes “value stocks”. The market may not agree with the determination that a stock is undervalued, and the stock’s price may not increase to what the Fund’s investment adviser or Sub-adviser believes is its full value. It may even decrease in value.

The Target Fund is subject to the following additional principal risks:

•

Company Risk. The Fund might decrease in value in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

•

Volatility Risk. Common stocks tend to be more volatile than other investment choices. Because the Fund will emphasize various industries, the value of your shares is likely to be more volatile than a fund that invests in a broader range of industries.

•

Portfolio Turnover Risk. Generally, the Fund intends to invest for long-term purposes. However, the Fund’s rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Sub-adviser believes that portfolio changes are necessary or appropriate. Periods of portfolio “repositioning” may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

•

Small and Mid-Capitalization Risk. The Fund may invest in mid-capitalization companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements, for reasons including that the stocks are generally traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects.

•

Sector Risk. While the Fund will not concentrate its investments in any one industry or group of related industries by investing more than 25% of the portfolio, the Fund may make significant investments in certain sectors or group of sectors within a particular industry or industries from time to time.

•

Basic Materials Risk. The Fund has a significant position in the basic materials sector. Basic materials companies are commodity producers, and customers’ decisions are made primarily on price. Commodity prices, driven by the intersection of supply and demand, are a key determinant of these companies’ earnings. Commodities, and the basic materials sector, are vulnerable to adverse movements in prices and exchange rates. Additionally, this sector may be affected by geopolitical changes and relations.

•

Industrial Sector Risk. The Fund has a significant position in the industrial sector. Companies in the industrial sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector may be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

The Destination Fund is subject to the following additional principal risks:

•

Small and Mid-Capitalization Risk. To the extent the Fund invests in underlying funds that invest in small and mid-capitalization companies or invests in such companies directly, the Fund will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

•

Sector Risk. While the Fund will not concentrate its investments in any one industry or group of related industries by investing more than 25% of the portfolio, the Fund may make significant investments in certain sectors or group of sectors within a particular industry or industries from time to time.

•

Basic Materials Risk. The Fund has a significant position in the basic materials sector. Basic materials companies are commodity producers, and customers’ decisions are made primarily on price. Commodity prices, driven by the intersection of supply and demand, are a key determinant of these companies’ earnings. Commodities, and the basic materials sector, are vulnerable to adverse movements in prices and exchange rates. Additionally, this sector may be affected by geopolitical changes and relations.

•

Industrial Sector Risk. The industrial sector includes companies engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. The Underlying Index is comprised of securities of issuers in the industrial sector. As such, the Fund may be sensitive to changes in, and its performance may depend on, the overall condition of the industrial sector. Companies in the industrial sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrial sector may be adversely affected by environmental damages, product liability claims and exchange rates. The success of these companies is affected by supply and demand both for their specific product or service and for industrial sector products in general. In addition, the industrial sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

The Funds’ Past Performance

The bar charts and tables below provide some indication of the risks of investing in the Funds by showing you how the performance of each Fund’s Institutional Class shares has varied from year to year, and how the average total returns of the Fund’s shares for different periods compare to the returns of a broad measure of market performance, as well as a composite benchmark. A Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Following the Reorganization, the Destination Fund will be the surviving fund for accounting and performance purposes.

Updated performance information of each Fund is available at no charge by calling the Funds’ toll-free number: at (888) 263-5593 or by visiting the Funds’ website at www.monteaglefunds.com.

MONTEAGLE VALUE FUND

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter	9/30/2009	15.30%
Worst Quarter	12/21/2008	-27.28%

At July 1, 2019, the year-to-date return was 9.91%.

Average Annual Total Returns (periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	-11.63%	2.96%	9.99%
Institutional Class Return After Taxes on Distributions	-12.20%	1.00%	8.30%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	-6.84%	1.84%	7.84%
S&P 500 Index®	-4.38%	8.49%	13.11
(reflects no deduction for fees, expenses, or taxes)
Russell 2000 Value Index®	-12.86%	3.61%	10.40%
(reflects no deduction for fees, expenses or taxes)

MONTEAGLE SELECT VALUE FUND

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter	9/30/2009	16.67%
Worst Quarter	12/21/2008	-27.73%

At July 1, 2019, the year-to-date return was 23.64%.

Average Annual Total Returns (periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	-16.86%	2.52%	10.54%
Institutional Class Return After Taxes on Distributions	-20.40%	-1.17%	8.34%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	-9.90%	1.13%	8.16%
S&P 500 Index®	-4.38%	8.49%	13.11%
(reflects no deduction for fees, expenses, or taxes)

The Funds’ Fees and Expenses

Shareholders of the Funds pay various fees and expenses, either directly or indirectly. The table below shows the fees and expenses that you would pay if you were to buy and hold shares of each Fund. Unless otherwise noted, the fees and expenses for the Target Fund and Destination Fund in the tables appearing below are based on the annualized fees and expenses for the period ended July 1, 2019. The table also shows the pro forma annualized expenses of the Combined Destination Fund after giving effect to the Reorganization based on pro forma net assets as of July 1, 2019. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly.

	Monteagle Value Fund	Monteagle Select Value Fund	Combined Monteagle Select Value Fund (Pro Forma)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%	1.20%	1.18%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses	0.13%	0.16%	0.11%
Acquired (Underlying) Fund Fees and Expenses [1]	0.01%	0.01%	0.00%
Total Annual Fund Operating Expenses [1]	1.34%	1.37%	1.29%

1 Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

Examples

The hypothetical example below helps you compare the cost of investing in each Fund. The example assumes that:

•

you invest $10,000 in each Fund;

•

you reinvest all dividends and distributions without a sales charge;

•

you hold your shares for the time periods shown and then redeem all of your shares at the end of those periods;

•

your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of the Fund’s future performance); and

•

each Fund’s operating expenses remain the same except that fee waivers and/or expense reimbursements are reflected for the period shown in the table.

Costs are the same whether you redeem at the end of any period or not. Pro forma expenses are included assuming the Reorganization of the Fund. The example is for comparison purposes only and is not a representation of any Fund’s actual expenses or returns, either past or future. Because actual return and expenses will be different, the example is for comparison only.

If shares are redeemed at the end of each period:

Number of Years You Own Your Shares	Monteagle Value Fund	Monteagle Select Value Fund
Year 1	$136	$139
Year 3	$425	$434
Year 5	$734	$750
Year 10	$1,613	$1,646

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect a Fund’s performance. During the Target Fund’s most recent fiscal year ended August 31, 2018, the Fund turnover rate was 6% of the average value of the Target Fund. During the Destination Fund’s most recent fiscal year ended August 31, 2018, the Fund turnover rate was 173% of the average value of the Destination Fund.

Federal Tax Consequences

It is expected that the Reorganization itself will be a tax-free reorganization under Section 368(a) of the Internal Revenue Code. Accordingly, no gain or loss is expected to be recognized by the Funds as a direct result of the Reorganization. The Funds will receive a tax-related legal opinion supporting the tax matters and consequences to shareholders discussed in the prospectus.

Purchase, Exchange, Redemption, Transfer and Valuation of Shares

The policies of the Target Fund and the Destination Fund regarding the purchase, redemption, exchange, transfer and valuation of shares are identical. Please see "Purchase, Redemption and Valuation of Shares" below for information regarding the purchase, redemption and valuation of shares.

PURCHASE, REDEMPTION AND VALUATION OF SHARES

YOUR ACCOUNT

 Who May Want to Invest in the Fund

You may want to purchase shares of the Fund if:

●	You are willing to tolerate significant fluctuations in the value of your investment

●	You are pursuing a long-term goal

●	You are willing to accept higher short-term risk

The Fund may not be appropriate for you if:

●	You want an investment that pursues market trends or focuses only on particular sectors or industries

●	You need regular income or stability of principal

●	You are pursuing a short-term goal or investing emergency reserves

General Information

You pay no sales charges to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value (“NAV”) next calculated after receipt of your purchase order or redemption request by the Fund’s transfer agent in “good order.” If your purchase order is received in good order prior to 4:00 p.m. (Eastern time), your transaction will be priced at that day’s NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. The Fund will be deemed to have received a purchase order or redemption request when an authorized broker or, if applicable, a broker’s designee receives same in good order.

Good Order:

Purchase Order of Shares: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

- the name of the Fund and share class, if applicable;

- the dollar amount of shares to be purchased;

- a completed purchase application or investment stub; and

- a check payable to the Fund.

Redemption Request of Shares: When making a redemption request, make sure your request is in good order. “Good Order” means your redemption request includes:

-

the Fund name and your account number;

-

the account name(s) and address;

-

the dollar amount or number of shares you wish to redeem; and

-

signatures by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose new minimum investment amounts. The right of redemption may not be suspended, except for any period during a period which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

When and How NAV is Determined. The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is placed. The time at which the Fund’s NAV is calculated may change if the SEC has determined an emergency condition exits or if the Exchange closes early. The Fund’s NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available or are considered to be unreliable due to significant market or other events, the Fund values securities at fair value, as determined under procedures adopted by the Board of Trustees of the Trust (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

How to Contact the Fund

Write to us at:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Overnight Address:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Distributor:

Arbor Court Capital, LLC
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Telephone us Toll-Free at:

(888) 263-5593

Wire investments
(or ACH payments) to:

Please call the Transfer Agent at (888) 263-5593 for wiring instructions.

Transactions Through Third Parties. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its designee, in good order. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase shares.

Buying Shares

How to Make Payments. All investments must be in U.S. dollars and checks must be drawn on a U.S. financial institution. The Fund does not accept cash, drafts, “starter” checks, traveler’s checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties.

●	Checks. Checks must be made payable to “Monteagle Funds.” The Transfer Agent will charge $25 against a shareholder’s account for any check returned for insufficient funds.

●

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

●

Bank Wires. Instruct your financial institution to make a federal funds wire payment to us. Your financial institution may charge you a fee for this service. The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in good order and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when Huntington National Bank, the Fund’s custodian, receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. Shares will be issued at the NAV next computed after receipt of your wire in good order.

●	IRA Accounts. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call the Transfer Agent at (888) 263-5593 for details.

Minimum Investments. The minimum initial investment for the Fund is $10,000. There is no minimum for additional investments. Management of the Fund may choose to waive the initial investment minimum.

Account Requirements

Type of Account	Requirement

Individual, Sole Proprietorship and Joint Accounts Individual accounts are owned by one person, as are sole proprietorship accounts. Joint accounts have two or more owners (tenants).	● Instructions must be signed by all persons required to sign exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	● Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. ● The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities	● Submit a Corporate/Organization Resolution form or similar document.
Trusts	● The trust must be established before an account can be opened. ● Provide a certified trust document, or the pages from the trust document that identify the trustees.

Investment Procedures

How to Open an Account	How to Add to Your Account

By Check

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Mail us your application (and resolution form) and a check.

By Check ● Fill out an investment slip from a confirmation statement or write us a letter. ● Write your account number on your check. ● Mail us the slip (or your letter) and a check.

By Bank Wire

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Call us to fax the completed application (and resolution form) and we will assign you an account number.

● Mail us your original application.

● Instruct your bank to wire your money to us.

By Bank Wire ● Call to notify us of your incoming wire. ● Instruct your bank to wire your money to us.

By Systematic Investment ● Complete the Systematic Investment section of the application. ● Attach a voided check to your application. ● Mail us the completed application and the voided check.

Systematic Investments. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by electronic transfer. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice, to make reasonable changes. Your depository institution may impose its own charge for making transfers from your account. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.

Limitations on Purchases. The Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading.

Cancelled or Failed Payments. The Fund accepts checks and electronic transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or electronic transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

●	Name;

●	Date of birth (for individuals);

●	Residential or business street address (although post office boxes are still permitted for mailing); and

●	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

Selling Shares

 The Fund processes redemption orders promptly and you will receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Under unusual circumstances as provided by the rules of the SEC, the Fund may delay payment of redemption proceeds for more than 7 days. The Fund will redeem your shares when the redemption request is received in good order; however, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds will only be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

How to Sell Shares from Your Account

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The Fund name

● The dollar amount or number of shares you want to sell

● How and where to send your proceeds

● Obtain a signature guarantee (if required)

● Obtain other documentation (if required)

● Mail us your request and documentation

By Bank Wire

● Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more

● Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By Telephone”) OR

● Mail us your request (See “By Mail”)

How to Sell Shares from Your Account

By Telephone (for redemptions of $25,000 or less)

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number

● Exact name(s) in which the account is registered

● Additional form of identification

● Your proceeds will be:

● Mailed to you OR

● Wired to you (unless you did not provide bank account information on your account application) (See “By Wire”)

Systematically ● Complete the systematic withdrawal section of the application ● Attach a voided check to your application ● Mail us your completed application

Telephone Redemption Privileges. You may redeem your shares having a value of $25,000 or less by telephone by calling the Transfer Agent at (888) 263-5593 unless you declined telephone redemption privileges on your account application. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.

Upon request, redemption proceeds of $100 or more may be sent to your bank by electronic transfer, and proceeds of $5,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Wire Redemptions. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

IRA Redemptions. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Systematic Withdrawal. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by electronic transfer. Systematic requests must be for at least $100.

Signature Guarantee Requirements. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Written instructions signed by all registered owners, with a signature guarantee for each owner, are required for any of the following:

●	Request to redeem $100,000 or more;

●	Redemption from an account for which the address or account registration has changed within the last 30 days;

●	Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

●	Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

Small Accounts. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account’s market value.

Redemptions In Kind. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions “in kind” usually occur if the amount requested is large enough to affect the Fund’s operations (for example, if it represents more than 1 percent of the Fund’s assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you convert these securities to cash, you will pay brokerage charges.

Lost Accounts. The Transfer Agent will consider your account “lost” if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for 6 months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

Exchange Privileges

You may sell your Fund shares and buy shares of any other series of the Trust, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences. Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in good order by the Transfer Agent.

Requirements. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days’ notice to shareholders. There is currently no limit on the number of exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.

How to Exchange Shares

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The names of the funds you are exchanging

● The dollar amount or number of shares you want to sell (and exchange)

● If opening a new account, complete an account application if you are requesting different shareholder privileges

● Mail us your request and documentation

By Telephone

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number

● Exact name(s) in which account is registered

● Additional form of identification

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

ADDITIONAL INFORMATION

For information relating to each Fund and the Reorganization, including market timing policies, tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Funds, how to buy, sell or exchange Fund shares, how each Fund values its securities, financial highlights information for each Fund and ownership of shares of the Funds, please see the sections below.

MARKET TIMING

The market timing policies of each of the Target Fund and the Destination Fund are identical.

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, may increase taxable capital gains, and may harm Fund performance (diluting the value of Fund shares held by long-term investors). The Fund does not knowingly accommodate frequent purchases and redemptions.

It is the Trust’s policy to strongly discourage abusive short-term trading or market timing in the Fund. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Board of Trustees has adopted a policy directing the Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of a Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder’s trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust’s CCO and may, after consultation with or at the discretion of the Trust’s CCO, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

The Fund relies on intermediaries to help enforce its market timing policies. If the Fund detects short-term trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Although the Fund has taken steps to discourage abusive short-term trading or market timing, the Fund cannot guarantee that such trading will not occur.

Adviser

Nashville Capital Corporation (“Nashville Capital” or the “Adviser”), 2506 Winford Ave., Nashville, Tennessee 37211 serves as investment adviser to both the Target Fund and the Destination Fund pursuant to a Management Agreement with Monteagle Funds (the “Trust”).  The Management Agreement is identical for each Fund.  Subject to the general oversight of the Board of Trustees of the Trust (the “Board”), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of Sub-advisers.

In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio to Parkway Advisors, LP. Nashville Capital was formed in 1988 and, as of August 31, 2018, managed assets of over $138 million.

Pursuant to the Management Agreement, the Adviser is paid a management fee based upon the Fund’s average daily net assets according to the following schedule:

Average Daily Net Assets of the Fund	Annual Management Fee Rate
First $25 million	1.200%
$25 million to $50 million	1.115%
$50 million to $100 million	0.975%
Over $100 million	0.875%

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust’s Chief Compliance Officer (the “CCO”) attributable to the Fund and extraordinary expenses.

For the fiscal year ended August 31, 2018, the Adviser received an aggregate fee of 1.20% for investment advisory services performed, expressed as a percentage of average net assets of the Fund.  This fee was identical for both the Target Fund and the Destination Fund.

Each Funds’ expenses are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is responsible for distribution expenses – including, among other things, the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

A discussion regarding the basis for approval by the Board of Trustees of the Trust’s Management Agreement with the Adviser is available in the Funds’ semi-annual report for the period ended February 28, 2019.

Sub-Adviser / Portfolio Managers

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the Fund’s Sub-adviser and recommend its hiring, termination, and replacement.

As to the Target Fund, Robinson Investment Group, Inc. (“Robinson”) at 5301 Virginia Way, Suite 150, Brentwood, Tennessee 37027, manages the portfolio of the Fund and has since its inception. Robinson was founded in 1996 and serves individuals, financial institutions, pension plans, corporations and other business entities. As of August 31, 2018, Robinson had approximately $105 million in assets under management.

Portfolio Manager. Investment decisions of the Fund are made by the Fund’s portfolio manager who is responsible for all aspects of the day-to-day management of the Fund. Mr. Russell L. Robinson is the Fund’s portfolio manager.

Mr. Robinson has managed the Fund since the inception of the Fund (December 1999). Mr. Robinson has been the President of Robinson Investment Group since 1996. He was the Director of Investment Strategy of Nashville Capital from 1990 to 1996.

As to the Destination Fund, the Adviser has entered into an investment sub-advisory agreement with Parkway Advisors, LP (“Parkway”), under which Parkway serves as the Fund’s Sub-adviser. The Adviser has retained Parkway to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by the portfolio managers employed by Parkway. Parkway is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding Parkway and the business experience and educational background of the Fund’s portfolio managers follow:

Parkway Advisors, LP (“Parkway”) at 6550 Directors Parkway, Abilene, Texas 79606, is a wholly owned subsidiary of Directors Investment Group, Inc., a holding company of several businesses which include insurance companies. Prior to May 2001, the staff of Parkway comprised the investment department of a related insurance company responsible for the management of assets for over 13 years. The investment department spun out of the insurance company, organized Parkway in April of 2001 and has been registered with the Securities and Exchange Commission (“SEC”) as an investment adviser since May 16, 2001. As of August 31, 2018, Parkway manages client portfolios with assets in excess of $2.2 billion. Theron R. Holladay, CFA is the President and a Principal of Parkway.

Portfolio Managers. Theron R. Holladay and Chad B. Hoes are jointly and primarily responsible for the day-to-day management of the Fund.

Theron R. Holladay, CFA. Mr. Holladay has been with the Sub-adviser since its inception and worked with its predecessor operation. Mr. Holladay attended Hardin-Simmons University and received a Bachelor of Business Administration degree in Finance in 1993. His business background for the preceding five years includes the following: Parkway Advisors, L.P., CEO / President from 07/10 – present; Parkway Advisors Group, Inc., Vice President from 04/01 to present; Parkway Advisors Holdings, Inc., President from 07/10 – present. Mr. Holladay is a Chartered Financial Analyst.

Chad B. Hoes. Mr. Hoes attended Hardin-Simmons University and received a Bachelor of Business Administration degree with an emphasis in Finance in 2002. Mr. Hoes also holds an MBA from Texas A&M University in Commerce, TX. His business background for the preceding five years includes the following: Parkway Advisors, L.P., Chief Investment Officer from 12/13 to present and Portfolio Manager from 6/06 to present; Parkway Advisors, L.P. prior thereto.

The Fund’s Statement of Additional Information contains further details about the portfolio managers’ compensation, other accounts they manage, and their ownership of Fund shares.

A discussion regarding the basis for the most recent approval by the Board of Trustees of each Sub-Advisory Agreement by and among the Trust, the Adviser and Sub-advisor is available in the Funds’ semi-annual report for the period ended February 28, 2019.

Other Service Providers

Mutual Shareholder Services, LLC, (the “Transfer Agent”), provides certain administration, portfolio accounting, and transfer agent and shareholder services both eh Target Fund and the Destination Fund. The Transfer Agent’s address is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

Distributor

Arbor Court Capital, LLC (the “Distributor”), the principal underwriter for both the Target Fund and the Destination Fund and acts as the Funds’ representative in connection with the offering of Fund shares.  Each Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.

The fees and other expenses (except for any extraordinary expenses) associated with each Funds’ service providers are paid by the Adviser.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase either the Target Fund or the Destination Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

DISTRIBUTIONS AND TAXES

Distributions

The Fund declares and pays distributions from net investment income quarterly. Any net capital gains realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the Statement of Additional Information (“SAI”). Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to federal excise tax on certain undistributed amounts.

The Fund’s distributions of net investment income (including short-term capital gains) are generally taxable to you as ordinary income, although certain dividends may be taxed to non-corporate shareholders at long-term capital gains rates. The Fund’s distributions of long-term capital gains, if any, generally are taxable to you as long-term capital gains regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income taxes at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports by February 15 of each year containing information about the income tax status of taxable distributions paid during the prior year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.

Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

FUNDAMENTAL INVESTMENT POLICIES OF THE FUNDS

Each Fund has adopted certain fundamental investment policies that may not be changed without the affirmative vote of the holders of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund. Under the 1940 Act, the vote of a majority of the outstanding voting securities of a Fund means the affirmative vote of the lesser of (a) 67% or more of the voting power of the voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present at the meeting or represented by proxy, or (b) more than 50% of the voting power of the outstanding voting securities of the Fund. The following table lists the fundamental policies for the Target Fund and the Destination Fund. The Target Fund and Destination Fund have the same fundamental investment policies. For a more complete discussion of each Fund’s other investment policies and fundamental and non-fundamental investment restrictions, please see the Funds’ Statement of Additional Information.

	Target Fund	Destination Fund
Underwriting Securities

No Fund may act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter for purpose of the 1933 Act.

Making Loans

No Fund may make loans to other persons except for the purchase of debt securities that are otherwise permitted investments or loans of portfolio securities through the use of repurchase agreements, or securities lending programs and agreements. A Fund may pay fees to arrange securities loans and each Fund will, as a fundamental policy, limit securities lending to not more than 33-1/3% of the value of its total assets.

Senior Securities

No Fund may issue senior securities except as: i) permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff; and ii) to the extent a Fund may borrow money subject to its investment limitation on borrowing.

Real Estate

No Fund may purchase or sell real estate or any interest therein, except that a Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

Commodities

No Fund may purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities; provided that currency and currency-related contracts and contracts on indices will not be deemed to be physical commodities.

Concentration of Investments

No Fund may purchase the securities of issuers (other than U.S. Government Securities) conducting their business activity in the same industry if, immediately after such purchase, the value of a Fund's investments in such industry would comprise 25% or more of the value of its total assets.

Non-Fundamental Policies

The Target Fund and Destination Fund have each adopted the following non-fundamental policies, which may be changed by the Board of the Trust without shareholder approval. The Target Fund and Destination Fund have the same non-fundamental investment policies. For a more complete discussion of each Fund’s other investment policies and fundamental and non-fundamental investment restrictions, please see the Funds’ Statement of Additional Information.

	Target Fund	Destination Fund
Borrowing

No Fund may purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

Illiquid Securities

No Fund may acquire securities or invest in repurchase agreements with respect to any securities if, as result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

Short Sales	No Fund may make short sales of securities (except short sales against the box). These investments do not constitute a deviation from this non-fundamental policy.
Sector Concentration

The Funds are not intended to be a "Sector Fund" (a fund concentrating its investments in one industry or related group of industries). To address this risk, the Funds' policy is, if the 25% threshold is exceeded due to market appreciation, the portfolio managers shall commence an orderly reduction in holdings to bring the aggregate investment in any industry or group of related industries to below 25%.

Purchases on Margin

No Fund may purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities but a Fund may make margin deposits in connection with permitted transactions in options

Pledging

No Fund may pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or to secure other permitted transactions. The Fund will maintain asset coverage of 300% of all borrowing.  The deposit in escrow of securities in connection with the writing of put and call options and collateralized loans of securities are not deemed to be pledges or hypothecations for this purpose.

Oil, Gas or Mineral

No Fund may invest in interests in oil or gas or interests in other mineral exploration or development programs. This non-fundamental limitation shall not prevent the Funds from investing in the stock of companies who operate in the oil, gas or mineral industry.

REASONS FOR THE REORGANIZATION

At meetings held on May 14, 2019 and July 30, 2019, the Board of the Target Fund (including its Independent Trustees as such are defined under the Investment Company Act of 1940) unanimously determined that the proposed Reorganization would be in the best interests of the Target Fund and would not dilute the interests of the existing shareholders of the Target Fund. The same Board oversees the Destination Fund, and both the full Board and the Independent Trustees also have unanimously determined that the Reorganization would be in the best interests of the Destination Fund and would not dilute the interests of the existing shareholders of the Destination Fund. The Board believes that the proposed Reorganization will be advantageous to the shareholders of each Fund. In determining whether to approve the Reorganization, the Trustees considered the potential impact of the proposed Reorganization on the Funds’ shareholders and a variety of considerations that they believed to be relevant, in light of the legal advice furnished to them by counsel, including independent legal counsel and made a decision in the exercise of their own business judgment. The Trustees based their determinations on the considerations set forth below, among others, although they did not identify any consideration or particular item of information that was controlling of their determinations and each Trustee may have attributed different weights to the various factors.

General Considerations

•

The Trustees considered that NCC believes that the larger combined asset base resulting from the Reorganization will likely offer greater operating efficiencies and economies of scale, including the ability for the Destination Fund to effect larger portfolio transactions, reduce certain fixed costs, and spread other fixed costs over a larger asset base following the Reorganization.

•

The Trustees considered that NCC believes that the Reorganization would eliminate redundancies in the Monteagle Funds product line, strengthening NCC’s ability to pursue investment and marketing opportunities that may benefit the Destination Fund following the Reorganization.

•

The Trustees, while considering other alternatives such as the Target Fund’s liquidation or merger of he Target Fund into a different Monteagle Fund, considered that NCC, as the Advisor of each of the Monteagle Funds, recommended that the reorganization of the Target Fund into the Destination Fund was in the best interest of the shareholders of each Fund.

•

The Trustees considered that NCC received notice by the Target Fund’s controlling shareholder that within the next few months it would begin a systematic withdraw of its assets from the Target Fund over a twenty-four (24) month period.

Fees and Expenses

•

The Trustees assessed the information that was provided in advance of the meeting of the Trustees regarding fees and expenses for the Funds involved in the Reorganization, as well as projected expense ratios of the Combined/Destination Fund following the Reorganization.

•

The Trustees considered that the management fee schedule will be identical.

•

The Trustees considered that the net expense ratio of the Destination Fund following the Reorganization is expected to be lower than the current net expense ratio of each Fund prior to the Reorganization.

•

The Trustees considered that the costs of the Reorganization (approximately $20,000) would be borne by NCC.

Investment Performance

•

The Trustees considered the relative investment performance of the Funds and whether performance and investment flexibility have the potential to be enhanced if the assets of each Fund are combined.

•

The Trustees also considered that the Destination Fund had generated better absolute performance and risk-adjusted returns than the Target Fund for the 1-, 5- and 10-year periods ended February 28, 2019.

Tax Consequences

•

The Trustees considered that the Reorganization is not expected to result in the recognition of gain or loss for U.S. federal income tax purposes by the Destination Fund shareholders, the Target Fund shareholders, the Destination Fund or the Target Fund.

Investment Program

•

The Trustees considered the investment objectives and policies of the Destination Fund and their compatibility with those of the Target Fund. In this regard, the Trustees noted that although there are some differences in the Funds’ investment strategies, the Funds’ investment objectives are similar and both Funds primarily invest in large cap U.S. growth companies.

Other Considerations

•

The Trustees considered the terms and conditions of the Agreement and Plan of Reorganization.

•

The Trustees took into consideration the fact that the Target Fund and Destination Fund have the same valuation policies and procedures and the same pricing vendors.

CAPITALIZATION

The following table sets forth the capitalization of the Target Fund and the Destination Fund as of February 28, 2019 and the pro forma combined capitalization of the combined Destination Fund as if the Reorganization had occurred on that date. If the Reorganization is consummated, the actual exchange ratios on the Closing Date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the Fund securities of both Funds between February 28, 2019 and the Closing Date, changes in the amount of undistributed net investment income and net realized capital gains of the Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Funds during the same period.

	Monteagle Value Fund	Monteagle Select Value Fund	Pro Forma Adjustments		Combined
Net Assets	$19,998,793	$12,521,744	-	(a)	$32,520,537
Shares of beneficial interest outstanding (1)	1,310,925	1,018,297	-	(b)	2,329,222
Net asset value, offering and redemption price per share	$15.26	$12.30	-	(c)	$13.96

(1)

Unlimited number of shares of beneficial interest with no par value, authorized.

(a)

To adjust the Pro Forma Fund for costs associated with the merger.

(b)

To adjust Shares Outstanding of the Pro Forma Fund based on combining the Fund at the Destination Fund’s net asset value.

(c)

To adjust Net Asset Value and Offering Price Per Share of the Pro Forma Fund based on combining the Target Fund at the Destination Fund’s net asset value.

It is impossible to predict with any certainty how many shares of the Destination Fund will actually be received and distributed by the Target Fund on the Closing Date. The foregoing table should not be relied upon to determine the amount of Destination Fund shares that will actually be received and distributed.

OTHER IMPORTANT INFORMATION CONCERNING THE REORGANIZATION

Tax Capital Loss Carryforwards

Federal income tax law permits a regulated investment company to carry forward indefinitely its net capital losses to offset its capital gains recognized in future years.

As of February 28, 2019, the Funds had the following unused capital loss carryforwards:

Fund

Total

Monteagle Value Fund

($806,953)

Monteagle Select Value Fund

$ 0

As of the Closing Date, each Fund may have net realized capital gains or losses and may also have net unrealized gains or losses.

The Reorganization may result in a number of different limitations on the Combined Destination fund’s ability to use realized and unrealized losses of the Target and Destination Funds. In the taxable year of the Destination Fund in which the Reorganization occurs, the Destination Fund will be able to use capital losses carryforwards of the Target Fund, subject to the additional limitations described below, to offset only a prorated portion of the

Destination Fund’s capital gains for such taxable year, based on the number of days remaining after the Closing Date in such taxable year.

Capital losses may be carried forward indefinitely, subject to applicable limitations. The annual limitation on the use of those carryforwards for periods following the Reorganization generally will equal the product of the net asset value of the Target Fund immediately prior to the Reorganization and the “long-term tax-exempt rate,” as published by the Internal Revenue Service (“IRS”) and in effect at the time of the Reorganization. This limitation may be prorated in the taxable year of the Destination Fund in which the Reorganization occurs based on the number of days remaining after the Closing Date in such taxable year.

Under certain circumstances, the Reorganization may result in limitations on the Destination Fund’s ability, in the post-Reorganization period, to use a portion of any carryforward generated in its tax year that includes the Reorganization, and potentially on the Destination Fund’s ability to use unrealized capital losses inherent in the tax basis of its assets. Those limitations are imposed on an annual basis. Losses in excess of the limitation may be carried forward, subject to generally applicable limitations. If applicable, the annual limitation on the use of those carryforwards for periods following the Reorganization generally will equal the product of the net asset value of the Destination Fund and the “long-term tax-exempt rate,” as published by the IRS.

If the Destination Fund or the Target Fund has a net unrealized gain inherent in its assets at the time of the Reorganization, then, under certain circumstances, the Combined Destination fund may not offset that gain, to the extent realized within five years of the Reorganization, by a carryforward of pre-Reorganization losses (other than a carryforward of pre-Reorganization losses of the Fund with the net unrealized gain inherent in its assets at the time of the Reorganization) or, in certain cases, by a net unrealized loss inherent at the time of the Reorganization in the assets of the other Fund involved in the Reorganization. This limitation will generally apply if the Destination Fund’s or the Target Fund’s unrealized capital gains as of the date of the Reorganization are greater than either $10,000,000 or 15% of the value of its assets, subject to certain adjustments, as of the date of the Reorganization.

As a result of the Reorganization, losses and loss carryforwards will benefit the shareholders of the Combined Destination fund, rather than only the shareholders of the Fund that incurred them. Even if a particular limitation described above would not be triggered solely by the Reorganization, the limitation may be triggered by the Reorganization and one or more other transactions entered into by the Target Fund or Destination Fund (including, potentially, another reorganization). By reason of the foregoing rules, taxable shareholders may pay more taxes, or pay taxes sooner, than they otherwise would have if the Reorganization did not occur.

Since the Reorganization is not expected to close until the close of business August 29, 2019, the capital loss carryforwards, realized and unrealized gains and losses, and the applicability of the limitations described above may change significantly between now and the completion of the Reorganization. Further, the ability of each Fund to use these losses (even in the absence of the Reorganization) also depends on factors other than loss limitations, such as the future realization of capital gains or losses.

PORTFOLIO SECURITIES

If the Reorganization is affected, it is expected that the Target Fund will sell up to 36% of its portfolio securities prior to the reorganization to more closely align the Target Fund’s portfolio with the portfolio of the Destination Fund. Actual sales will depend on portfolio composition, market conditions and other factors at the time of the Reorganization. It is expected that the disposition of these portfolio securities will generate capital gains that will be taxable to Target Fund shareholders (aside from tax-exempt accounts) prior to the Reorganization. The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific security(ies) being sold, the selling Fund’s other gains and losses, and the combined Destination Fund’s ability to use any available tax loss carryforwards. The shareholders of the combined Destination Fund would bear the associated costs with any repositioning.

TERMS OF THE AGREEMENT AND PLAN OF REORGANIZATION

The Reorganization

•

The Reorganization is scheduled to occur as of the close of business on August 29, 2019, but may occur on such other date as the parties may agree to in writing (the “Closing Date”).

•

On the Closing Date, the Target Fund will transfer all of its property and assets to the Destination Fund. In exchange, the Destination Fund will assume all of the liabilities of the Target Fund and issue shares, as described below.

•

The Destination Fund will issue a number of its Institutional Class shares to the Target Fund having an aggregate net asset value equal to the aggregate net asset value of the Target Fund Institutional Class shares.

•

Shares of the Destination Fund will then be distributed on the Closing Date to the Target Fund’s shareholders in complete liquidation of the Target Fund in proportion to the relative net asset value of their holdings of the shares of the Target Fund. Therefore, on the Closing Date, upon completion of the Reorganization, the Target Fund shareholders will hold shares of the Destination Fund with the same aggregate net asset value as its holdings of the Target Fund immediately prior to the Reorganization. The net asset value of the Target Fund will be determined using the Target Fund’s valuation policies and procedures and the net asset value attributable to the Destination Fund will be determined using the Destination Fund’s valuation policies and procedures. The Fund assets of the Target Fund and the Destination Fund are valued using the same valuation policies and procedures.

•

The Target Fund will be terminated after the Closing Date.

•

No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganization. Following the Reorganization, shareholders of the Target Fund will be subject to the fees and expenses of the Destination Fund.

•

Following the Reorganization, NCC will continue to act as investment adviser to the Destination Fund and Parkway Advisors, LP will continue to serve as sub-adviser to the Destination Fund.

•

The exchange of Target Fund shares for Destination Fund shares in the Reorganization is expected not to result in income, gain or loss being recognized for federal income tax purposes by an exchanging shareholder. The Reorganization generally will not result in the recognition of gain or loss for federal income tax purposes by the Target Fund or Destination Fund.

Agreement and Plan of Reorganization

The Reorganization will be undertaken pursuant to the Plan substantially in the form attached as Exhibit A to this Information Statement/Prospectus, which is incorporated herein by this reference. The description of the Plan contained herein, which includes the material provisions of the Plan, is qualified in its entirety by the attached copy.

Determination of Net Asset Value. In the Reorganization, the Destination Fund will deliver to the Target Fund a number of full and fractional Destination Fund shares with an aggregate net asset value equal to the net asset value of the Target Fund attributable to the Target Fund’s shares. The net asset value per share of the Destination Fund shall be computed using the Destination Fund’s valuation procedures and the net asset value per share of the Target Fund shall be computed using the Target Fund’s valuation policies and procedures. The Target Fund and the Destination Funds’ valuation policies and procedures are identical.  The number of full and fractional Destination Fund shares shall be determined by dividing the value of the Target Fund’s net assets by the net asset value of one share of the Destination Fund’s shares (see Section 1.1 of the Plan attached as Exhibit A).

Conditions to Closing the Reorganization. The obligation of each Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including each Fund’s performance of all its obligations under the Plan, the receipt of certain documents and financial statements from the Target Fund and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Sections 6 and 7 of the Plan attached as Exhibit A).

The obligations of each Fund are subject to the receipt of a favorable opinion of the Law Office of C. Richard Ropka, LLC as to the United States federal income tax consequences of the Reorganization (see Section 8.4 of the Plan attached as Exhibit A).

Termination of the Plan. The Board may terminate the Plan at any time before the Closing Date, if the Board believes that proceeding with the Plan is inadvisable with respect to the Target Fund or Destination Fund, respectively. Any such termination will be effective when communicated to the other party (see Section 12 of the Plan attached as Exhibit A).

Expenses of the Reorganization. The total cost of the Reorganization is anticipated to be $20,000. The expenses incurred in connection with the Reorganization will be borne by NCC, provided that expenses will be paid by the party directly incurring such expenses (without reimbursement by another person) if and to the extent that the payment by another person of such expenses would prevent such party from being treated as a “regulated investment company” under the Code or would prevent the Reorganization from qualifying as a tax-free reorganization (see Section 10.2 of the Plan attached as Exhibit A).

TAX STATUS OF THE REORGANIZATION

The Reorganization is conditioned upon the receipt by the Target Fund and the Destination Fund of an opinion from Law Office of C. Richard Ropka, LLC, counsel to the Funds, substantially to the effect that, for federal income tax purposes:

•

The transfer of all of the Target Fund’s assets to the Destination Fund in exchange solely for (a) the issuance of the Destination Fund shares to the Target Fund and (b) the assumption of the Target Fund’s liabilities by the Destination Fund, followed by the distribution of the Destination Fund shares to the Target Fund shareholders in complete liquidation of the Target Fund, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Target Fund and the Destination Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•

No gain or loss will be recognized by the Destination Fund upon receipt of the assets of the Target Fund solely in exchange for shares of the Destination Fund and the assumption by the Destination Fund of all of the liabilities of the Target Fund as part of the Reorganization;

•

The tax basis in the hands of the Destination Fund of the assets of the Target Fund transferred in the Reorganization will be the same as the tax basis of such assets in the hands of the Target Fund immediately before the transfer of the assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund upon the transfer;

•

The holding period in the hands of the Destination Fund of each asset of the Target Fund transferred in the Reorganization, other than assets with respect to which gain or loss is required to be recognized in the Reorganization, will include the period during which the asset was held by the Target Fund (except where investment activities of the Destination Fund have the effect of reducing or eliminating the holding period with respect to an asset);

•

No gain or loss will be recognized by the Target Fund upon the transfer of its assets to the Destination Fund solely in exchange for the Destination Fund shares and the assumption by such Destination Fund of all of the liabilities of the Target Fund, or upon the distribution of the Destination Fund shares by the Target Fund to its shareholders in complete liquidation of the Target Fund, except for (1) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code, (2) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (3) any other gain or loss that may be required to be recognized as a result of the closing of the Target Fund’s taxable year or upon transfer of an asset regardless of whether the transfer would otherwise be a non-recognition transaction under the Code;

•

No gain or loss will be recognized by the Target Fund shareholders upon the exchange of their shares of the Target Fund solely for the shares of the Destination Fund as part of the Reorganization;

•

The aggregate tax basis of the Destination Fund shares received by each shareholder of the Target Fund in the Reorganization will be the same as the aggregate tax basis of the shares of the Target Fund surrendered in exchange therefor; and

•

Each Target Fund shareholder’s holding period for its Destination Fund shares received in the Reorganization will include the holding period for the shares of the Target Fund exchanged therefor, provided that the shareholder held the Target Fund shares as capital assets on the date of the exchange.

In rendering such opinion, counsel will rely upon, among other things, certain facts, assumptions and representations of the Trust, made on behalf of the Target Fund and Destination Fund.

No tax ruling has been or will be received from the IRS in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund.

Monteagle Value Fund

	(Unaudited) Six Months Ended 2/28/2019

		Years Ended
Class I Shares		8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014

Net Asset Value, at Beginning of Year/Period	$ 17.02	$ 14.21	$14.41	$ 13.36	$ 18.60	$ 15.17

Income From Investment Operations:
Net Investment Income	0.15*	0.23*	0.25*	0.20	0.20	0.22
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.60)	2.82	0.51	1.90	(2.68)	3.40
Total from Investment Operations	(1.45)	3.05	0.76	2.10	(2.48)	3.62

Distributions:
From Net Investment Income	(0.11)	(0.24)	(0.25)	(0.20)	(0.23)	(0.19)
From Net Realized Gain	-	-	(0.71)	(0.85)	(2.53)	-
Total from Distributions	(0.11)	(0.24)	(0.96)	(1.05)	(2.76)	(0.19)

Net Asset Value, at End of Year/Period	$ 15.46	$ 17.02	$14.21	$ 14.41	$ 13.36	$ 18.60

Total Return **	(8.51)%(b)	21.61%	5.02%	17.05%	(14.33)%	23.94%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$22,011	$24,171	$20,567	$19,813	$ 18,003	$20,864
Ratio of Expenses to Average Net Assets	1.37%(a)	1.33%	1.33%	1.37%	1.33%	1.34%
Ratio of Net Investment Income to Average Net Assets	1.97%(a)	1.41%	1.71%	1.57%	1.26%	1.30%
Portfolio Turnover	11%(b)	6%	30%	40%	15%	37%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized.

(b) Not Annualized.

Monteagle Select Value Fund

	(Unaudited) Six Months Ended 2/28/2019

		Years Ended
Class I Shares		8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014

Net Asset Value, at Beginning of Year/Period	$ 13.66	$ 12.69	$ 11.83	$ 15.86	$ 18.66	$ 15.07

Income From Investment Operations:
Net Investment Income	0.04*	0.09*	0.23*	0.09	0.15	0.15
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.52)	1.64	0.98	0.22	(0.87)	3.90
Total from Investment Operations	(0.48)	1.73	1.21	0.31	(0.72)	4.05

Distributions:
From Net Investment Income	(0.04)	(0.24)	(0.07)	(0.13)	(0.15)	(0.13)
From Net Realized Gain	(1.12)	(0.52)	(0.28)	(4.21)	(1.93)	(0.33)
Total from Distributions	(1.16)	(0.76)	(0.35)	(4.34)	(2.08)	(0.46)

Net Asset Value, at End of Year/Period	$ 12.02	$ 13.66	$ 12.69	$ 11.83	$ 15.86	$ 18.66

Total Return **	(2.11)%(b)	13.97%	10.17%	4.75%	(4.10)%	27.29%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 15,264	$ 14,126	$ 12,267	$ 10,318	$ 13,689	$ 16,314
Ratio of Expenses to Average Net Assets	1.35%(a)	1.36%	1.39%	1.43%	1.35%	1.35%
Ratio of Net Investment Income to Average Net Assets	0.70%(a)	0.68%	1.84%	0.87%	0.87%	0.86%
Portfolio Turnover	46%(b)	173%	127%	25%	62%	29%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized.

(b) Not Annualized.

OWNERSHIP OF SHARES OF THE FUNDS

To the knowledge of the Target Fund, as of July 1, 2019, the Trustees and officers of the Target Fund owned in the aggregate less than 1% of the outstanding shares of the Target Fund. To the knowledge of the Destination Fund, as of July 1, 2019, the Trustees and officers of the Destination Fund owned in the aggregate less than 1% of the outstanding shares of the Destination Fund.

To the knowledge of the Target Fund, as of July 1, 2019, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Target Fund.

Name & Address	Fund Name	Class	Shares Owned	Percent Owned
Maril & Co. 11270 West Park Place, Suite 400 Milwaukee, WI	Monteagle Value Fund	Class I	1,305,918	99.58%

To the knowledge of the Destination Fund, as of July 1, 2019, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Destination Fund.

Name & Address	Fund Name	Class	Shares Owned	Percent Owned
National Financial Services, LLC 200 Seaport Blvd. Boston, MA 02110	Monteagle Select Value Fund	Class I	786,373	77.24%
Raymond James Financial, Inc. 880 Carillon Pkwy. St. Petersburg, FL 33716	Monteagle Select Value Fund	Class I	167,765	16.47%

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. Shareholders owning of record or beneficially 25% or more of a Fund may be deemed to control such Fund.

FINANCIAL STATEMENT EXPERTS

The financial statements of the Funds for the year ended August 31, 2018, included in the Annual Report to Shareholders filed by the Trust with the SEC on Form N-CSR on November 8, 2018, are incorporated herein by reference. These financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes to financial statements and report of independent registered public accounting firm.

AVAILABLE INFORMATION

You can obtain more free information about each Fund from your investment firm or by writing to your Fund at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147. You may also call (888) 263-5593.

Each Fund’s statement of additional information and shareholder reports are available free of charge on the Funds’ website at www.monteaglefunds.com.

Shareholder reports. Annual and semi-annual reports to shareholders, and quarterly reports filed with the SEC, provide information about each Fund’s investments. An annual report discusses market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the Funds and their predecessors can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 100 F Street, N.E., Washington, DC 20549. Copies of these materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC’s Internet site at www.sec.gov.

Exhibit A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this 30th day of July, 2019, by and among Monteagle Funds, a Delaware statutory trust (the “Trust”), with its principal place of business at 2506 Winford Avenue, Nashville, TN 37211, on behalf of its series listed on Exhibit A attached hereto under the heading “Destination Fund/Classes” (the “Destination Fund”), and the Trust, on behalf of its series listed on Exhibit A attached hereto under the heading Target Fund/Classes (the “Target Fund”) and, solely for purposes of paragraph 10.2 hereof, Nashville Capital Corporation (“NCC”). For purposes of this Agreement, the Trust will be referred to as the “Acquiring Entity” and the “Acquired Entity” when it is referred to in its capacity as the statutory trust of which the Destination Fund and the Target Fund, respectively, are series.

WHEREAS, the Target Fund and Destination Fund are each series of an open-end management investment company registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, it is intended that, for United States federal income tax purposes (i) the transaction contemplated by this Agreement constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and (ii) this Agreement constitute a plan of reorganization within the meaning of Section 368 of the Code and Treasury Regulations Section 1.368-2(g);

WHEREAS, the reorganization of the Target Fund will consist of (1) the assignment, conveyance, transfer and delivery of all of the property and assets of the Target Fund to the Destination Fund in exchange solely for (a) shares of the classes of shares of beneficial interest of the Destination Fund (the “Destination Fund Shares”) corresponding to the classes of outstanding shares of beneficial interest of the Target Fund (the “Target Fund Shares”), as described herein, and (b) the assumption by the Destination Fund of all liabilities of the Target Fund, and (2) the subsequent distribution of the Destination Fund Shares (which shall then constitute all of the assets of the Target Fund) to the shareholders of the Target Fund in complete liquidation of the Target Fund Shares and the termination of the Target Fund, as provided herein (the “Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement;

WHEREAS, the Board of Trustees of the Acquiring Entity (the “Acquiring Entity Board”) has determined, with respect to the Destination Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Target Fund for Destination Fund Shares and the assumption of all liabilities of the Target Fund by the Destination Fund is in the best interests of the Destination Fund and its shareholders and that the interests of the existing shareholders of the Destination Fund will not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Acquired Entity (the “Acquired Entity Board”) has determined, with respect to the Target Fund, that the sale, assignment, conveyance, transfer and delivery

-A1-

of all of the property and assets of the Target Fund for Destination Fund Shares and the assumption of all liabilities of the Target Fund by the Destination Fund is in the best interests of the Target Fund and its shareholders and that the interests of the existing shareholders of the Target Fund will not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.

TRANSFER OF ASSETS OF THE TARGET FUND TO THE DESTINATION FUND IN EXCHANGE FOR DESTINATION FUND SHARES, ASSUMPTION OF ALL LIABILITIES OF THE TARGET FUND AND LIQUIDATION AND TERMINATION OF THE TARGET FUND

1.1. Subject to requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Entity, on behalf of the Target Fund, agrees to sell, assign, convey, transfer and deliver all of its property and assets attributable to the Target Fund, as set forth in paragraph 1.2, to the Destination Fund, and the Acquiring Entity, on behalf of the Destination Fund, agrees in exchange therefor: (a) to deliver to the Target Fund the number of full and fractional Destination Fund Shares of each class corresponding to a class of Target Fund Shares as of the time and date set forth in paragraph 3.1 determined by dividing the value of the Acquired Entity’s net assets with respect to that class of Target Fund Shares (computed in the manner and as of the time and date set forth in paragraph 2.1) by the net asset value of one share of the corresponding class of Destination Fund Shares (computed in the manner and as of the time and date set forth in paragraph 2.2); and (b) to assume all liabilities of the Target Fund as set forth in paragraph 1.2. Such transactions shall take place on a closing date as provided for in paragraph 3.1 (the “Closing Date”). Exhibit A attached hereto shows the Destination Fund and its classes of shares and the Target Fund and its corresponding classes of shares. For purposes of this Agreement, each class of shares of the Target Fund as set forth on Exhibit A corresponds to the class of shares of the Destination Fund as set forth on such Exhibit, the term “Destination Fund Shares” should be read to include each such class of shares of the Destination Fund, and the term “Target Fund Shares” should be read to include each such class of shares of the Target Fund.

1.2. The property and assets of the Acquired Entity attributable to the Target Fund to be assigned, conveyed, transferred and delivered to and acquired by the Acquiring Entity, on behalf of the Destination Fund, shall consist of all assets and property of every kind and nature of the Target Fund, including, without limitation, all rights, receivables (including dividend, interest and other receivables), cash, cash equivalents, claims (whether absolute or contingent, known or unknown), securities, commodities and futures interests, good will and other intangible property, any deferred or prepaid expenses and all interests, rights, privileges and powers, the Target Fund owns at the Valuation Date (as defined in paragraph 2.1) (collectively, “Assets”). The Acquiring Entity, on behalf of the Destination Fund, shall assume all of the liabilities and obligations of the Target Fund, including, without limitation, all indemnification obligations of the Target Fund with respect to the current and former members of the Acquired Entity Board and officers of the Acquired Entity, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, “Liabilities”). The Target Fund will promptly assign, convey, transfer and deliver to the Acquiring Entity, on behalf of the Destination Fund, any rights,

-A2-

stock dividends, cash dividends or other securities received by the Target Fund after the Closing Date as stock dividends, cash dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, cash dividends and other securities shall be deemed included in the property and assets transferred to the Acquiring Entity, on behalf of the Destination Fund, at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Target Fund acquired by the Acquiring Entity on behalf of the Destination Fund.

1.3. Immediately following the actions contemplated by paragraph 1.1, the Acquired Entity shall take such actions as may be necessary or appropriate to complete the liquidation of the Target Fund. To complete the liquidation, the Acquired Entity, on behalf of the Target Fund, shall (a) distribute to the shareholders of record with respect to each class of the Target Fund Shares as of the Closing Date (“Target Fund Shareholders”), on a pro rata basis, the Destination Fund Shares of the corresponding class of the Destination Fund received by the Acquired Entity, on behalf of the Target Fund, pursuant to paragraph 1.1, in complete liquidation of the Target Fund and in complete redemption of the Target Fund Shares, and (b) terminate the Target Fund in accordance with applicable state law. Such distribution and redemption shall be accomplished, with respect to each class of Target Fund Shares, by the transfer of the corresponding class of Destination Fund Shares then credited to the account of the Target Fund on the books of the Destination Fund to open accounts on the share records of the Destination Fund in the names of the Target Fund Shareholders. The aggregate net asset value of each class of Destination Fund Shares to be so credited to each Target Fund Shareholder holding Target Fund Shares of the corresponding class shall be equal to the aggregate net asset value of the Target Fund Shares of that class owned by that Target Fund Shareholder on the Closing Date. All issued Target Fund Shares will be canceled on the books of the Target Fund. The Destination Fund shall not issue certificates representing any class of Destination Fund Shares in connection with such exchange.

1.4. Ownership of Destination Fund Shares will be shown on the books of the Destination Fund as maintained by the Destination Fund’s transfer agent.

1.5. Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns for periods ending on or prior to the Closing Date, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Entity, on behalf of the Target Fund. The Acquiring Entity shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.

2.

VALUATION

2.1. The value of the Assets and the amount of the Liabilities of the Target Fund, and the amounts thereof attributable to each class of shares of the Target Fund, shall be determined as of the time for calculation of its net asset value as set forth in the then-current prospectus for the Target Fund, and after the declaration of any dividends by the Target Fund, on the applicable Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the Trust’s valuation procedures. All

-A3-

computations of value and amounts shall be subject to confirmation by the independent registered public accounting firm for the Target Fund.

2.2. The net asset value per share of each class of the Destination Fund Shares shall be determined as of the time for calculation of the Destination Fund’s net asset value as set forth in the then-current prospectus for the Destination Fund on the Valuation Date, computed using the Trust’s valuation procedures. All computations of value and amounts shall be made by the independent registered public accounting for the Destination Fund.

3.

CLOSING AND CLOSING DATE

3.1 Subject to the terms and conditions set forth herein, the Closing Date shall be August 1, 2019, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the “close of business” on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time, or, as to any Reorganization, such later time on that date as the Target Fund’s net asset value and/or the net asset value per share of the class of shares of the Destination Fund is calculated in accordance with Article 2 and after the declaration of any dividends. The Closing shall be held at the offices of Mutual Shareholder Services (“MSS”), located at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 or at such other time and/or place as the parties may agree.

3.2. At the Closing of the Reorganization, the Acquired Entity shall direct Huntington National Bank and Trust Company (the “Custodian”) to transfer ownership of the Assets from the accounts of the Target Fund that the Custodian maintains as custodian for the Target Fund to the accounts of the Destination Fund that the Custodian maintains as custodian for the Destination Fund. The Acquired Entity shall, within one business day after the Closing for the Reorganization, deliver to the Acquiring Entity a certificate of an authorized officer stating that (i) the Assets of the Target Fund have been so transferred as of the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets of the Target Fund, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3. The Acquired Entity shall direct Mutual Shareholder Services, Inc., in its capacity as transfer agent for the Target Fund (“Transfer Agent”), to deliver to the Acquiring Entity, within one (1) business day after the Closing of the Reorganization, a certificate of an authorized officer stating that its records contain the name and address of the Target Fund Shareholders of the Target Fund and the class, number and percentage ownership of the outstanding Target Fund Shares owned by each such shareholder immediately prior to the Closing. At the Closing of the Reorganization, the Destination Fund shall deliver to the Secretary of the Target Fund a confirmation evidencing that (a) the appropriate number of Destination Fund Shares of the appropriate class or classes have been credited to the Target Fund’s account on the books of the Destination Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.3 and (b) the appropriate number of Destination Fund Shares of the appropriate class or classes have been credited to the accounts of the Target Fund Shareholders on the books of the Destination Fund pursuant to paragraph 1.3. At the Closing, each party shall deliver to the other party

-A4-

such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Destination Fund or the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Target Fund or the Destination Fund is impracticable (in the judgment of the Acquiring Entity Board with respect to the Destination Fund and the Acquired Entity Board with respect to the Target Fund), the Closing Date for the Reorganization shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

4.

REPRESENTATIONS AND WARRANTIES

4.1. Except as has been fully disclosed to the Acquiring Entity in Schedule 4.1 of this Agreement, the Acquired Entity, on behalf of the Target Fund, represents and warrants to the Acquiring Entity and the Destination Fund as follows:

(a)

The Target Fund is duly established as a series of the Acquired Entity, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Acquired Entity’s Declaration of Trust, as amended (the “Acquired Entity Charter”), to own all of its assets and to carry on its business as it is being conducted as of the date hereof. The Acquired Entity is duly qualified to do business as a foreign trust in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Acquired Entity. The Acquired Entity has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.1(c).

(b)

The Acquired Entity is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Target Fund Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.

(c)

No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, and state securities laws.

-A5-

(d)

The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)

On the Closing Date, the Acquired Entity, on behalf of the Target Fund, will have good and marketable title to the Target Fund’s Assets and full right, power and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Acquiring Entity, on behalf of the Destination Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, excluding such restrictions as might arise under the 1933 Act.

(f)

The Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Acquired Entity, on behalf of the Target Fund, will not result, in a material violation of Delaware law or of the Acquired Entity Charter or the by-laws of the Acquired Entity, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Entity, on behalf of the Target Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Entity, on behalf of the Target Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Entity, on behalf of the Target Fund, is a party or by which it is bound.

(g)

All material contracts or other commitments of the Target Fund (other than this Agreement, certain investment contracts, including options, futures, swaps and forward contracts, and those contracts listed in Schedule 4.1) will terminate without liability to the Target Fund on or prior to the Closing Date. Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of the Target Fund and, to the Target Fund’s knowledge, the other parties thereto (assuming due authorization, execution and delivery by the other parties thereto) and the assignment by the Target Fund to the Destination Fund of each such contract will not result in the termination of such contract, any breach or default thereunder by the Target Fund or the imposition of any penalty thereunder.

(h)

No litigation or administrative proceeding or investigation of or before any court or governmental body is pending or, to the Acquired Entity’s knowledge, threatened against the Acquired Entity, with respect to the Target Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Target Fund’s business. The Acquired Entity, on behalf of the Target Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Target Fund’s business or the Acquired Entity’s ability to consummate the transactions herein contemplated on behalf of the Target Fund.

-A6-

(i)

The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Target Fund for the most recently completed fiscal year of the Target Fund have been audited by Cohen & Company, Ltd., independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and correct copies of which have been furnished to the Acquiring Entity) present fairly, in all material respects, the financial condition of the Target Fund as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(j)

Since the last day of the most recently completed fiscal year of the Target Fund prior to the date of this Agreement, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, or any incurrence by the Target Fund of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (j), a decline in net asset value per share of Target Fund Shares due to declines in market values of securities held by the Target Fund, the discharge of Target Fund liabilities, or the redemption of Target Fund Shares by shareholders of the Target Fund shall not constitute a material adverse change.

(k)

On the Closing Date, all federal and other tax returns, dividend reporting forms and other tax-related reports of the Target Fund required by law to have been filed (taking into account any extensions) shall have been timely filed (taking such extensions into account) and shall be correct in all material respects, and all federal and other taxes shown as due or required to have been shown as due from the Target Fund on such tax returns, forms and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Acquired Entity’s knowledge, no such return is currently under audit and no outstanding assessment of any tax has been asserted with respect to such returns.

(l)

The Target Fund is a separate series of the Acquired Entity that is treated as a corporation separate from any and all other series of the Acquired Entity under Section 851(g) of the Code. For each taxable year of its operation (including the current taxable year, assuming such year ends on the Closing Date), the Target Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code. For each taxable year of its operation (including the current taxable year, assuming such year ends on the Closing Date), the Target Fund will have distributed, on or before the Closing Date, substantially all of (a) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid), (b) the excess of its interest income excludable from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Section 265 and Section 171(a)(2) of the Code, and (c) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) that has accrued or been recognized, respectively, through the Closing Date such that for all tax periods ending on or before the Closing Date (and treating the current taxable year as ending on the Closing Date) the Target Fund will not have any unpaid tax liability under Section

-A7-

852 of the Code. For each calendar year of its operation (including the calendar year that includes the Closing Date), the Target Fund will have made such distributions on or before the Closing Date, as are necessary so that for all calendar years ending on or before the Closing Date, and for the calendar year that includes the Closing Date, the Target Fund will not have any unpaid tax liability under Section 4982 of the Code.

(m)

All issued and outstanding Target Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Acquired Entity and have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. All of the issued and outstanding Target Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Target Fund, as provided in paragraph 3.3. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Target Fund Shares, nor is there outstanding any security convertible into any of the Target Fund Shares.

(n)

The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Acquired Entity Board, on behalf of the Target Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Entity, on behalf of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o)

The information to be furnished by the Acquired Entity, on behalf of the Target Fund, for use in any documents filed or to be filed with any federal, state or local regulatory authority, which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(p)

The Registration Statement (as defined in paragraph 5.8), insofar as it relates to the Target Fund, on the effective date of the Registration Statement and on the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary in order to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Entity, on behalf of the Destination Fund, for use therein), and (ii) comply in all material respects with the provisions of the 1933 Act, 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2. Except as has been fully disclosed to the Acquired Entity in Schedule 4.2 to this Agreement, the Acquiring Entity, on behalf of the Destination Fund, represents and warrants to the Acquired Entity and the Target Fund as follows:

-A8-

(a)

The Destination Fund is duly established as a series of the Acquiring Entity, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with the power under the Acquiring Entity’s Declaration of Trust, as amended (the “Acquiring Entity Charter”), to own all of the assets of the Destination Fund and to carry on its business as it is being conducted as of the date hereof. The Acquiring Entity is duly qualified to do business as a foreign trust in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Acquiring Entity. The Acquiring Entity has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as described in paragraph 4.2(c).

(b)

The Acquiring Entity is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Destination Fund Shares under the 1933 Act, is in full force and effect or will be in full force and effect as of the Closing Date.

(c)

No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Destination Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and state securities laws.

(d)

The current prospectus and statement of additional information of the Destination Fund and each prospectus and statement of additional information of the Destination Fund used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)

The Destination Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Acquiring Entity, on behalf of the Destination Fund, will not result, in a material violation of Delaware law or the Acquiring Entity Charter or the by-laws of the Acquiring Entity, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Entity, on behalf of the Destination Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Entity, on behalf of the Destination Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Entity, on behalf of the Destination Fund, is a party or by which it is bound.

(f)

No litigation or administrative proceeding or investigation of or before any court or governmental body is pending or, to the Acquiring Entity’s knowledge, threatened against the Acquiring Entity, with respect to the Destination Fund, or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Destination Fund’s business. The Acquiring Entity, on behalf of the Destination Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and

-A9-

adversely affects the Destination Fund’s business or the Acquiring Entity’s ability to consummate the transactions herein contemplated on behalf of the Destination Fund.

(g)

The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Destination Fund as at the last day of and for the most recently completed fiscal year of the Destination Fund have been audited by Cohen & Company, Ltd., independent registered certified public accounting firm, and are in accordance with GAAP consistently applied, and such statements (true and correct copies of which have been furnished to the Acquired Entity) present fairly, in all material respects, the financial condition of the Destination Fund as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Destination Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(h)

Since the last day of the most recently completed fiscal year of the Destination Fund prior to the date of this Agreement, there has not been any material adverse change in the Destination Fund’s financial condition, assets, liabilities or business, or any incurrence by the Destination Fund of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (h), a decline in net asset value per share of Destination Fund Shares due to declines in market values of securities held by the Destination Fund, the discharge of Destination Fund liabilities, or the redemption of Destination Fund Shares by shareholders of the Destination Fund shall not constitute a material adverse change.

(i)

On the Closing Date, all federal and other tax returns, dividend reporting forms and other tax-related reports of the Destination Fund required by law to have been filed (taking into account any extensions) shall have been timely filed (taking such extensions into account) and shall be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due from the Destination Fund on such tax returns, forms and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Acquiring Entity’s knowledge, no such return is currently under audit and no outstanding assessment of any tax has been asserted with respect to such returns.

(j)

The Destination Fund is a separate series of the Acquiring Entity that is treated as a corporation separate from any and all other series of the Acquiring Entity under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year that includes the Closing Date), the Destination Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code. For each taxable year of its operation ending prior to the Closing Date, the Destination Fund will have distributed (or will distribute pursuant to the provisions of Section 855 of the Code) substantially all of (a) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid), (b) the excess of its interest income excludable from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Section 265 and Section 171(a)(2) of the Code, and (c) any net capital gain (as defined in the Code) (after reduction for any capital loss carryover) such that for all tax periods ending prior to the Closing Date the Destination Fund will not

-A10-

have any unpaid tax liability under Section 852 of the Code. For each calendar year of its operation ending prior to the Closing Date, the Destination Fund will have made such distributions as are necessary so that for all calendar years ending prior to the Closing Date the Destination Fund will not have any unpaid tax liability under Section 4982 of the Code.

(k)

All issued and outstanding Destination Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Acquiring Entity and will have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. The Destination Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Destination Fund Shares, nor is there outstanding any security convertible into any Destination Fund Shares. All of the Destination Fund Shares to be issued and delivered to the Acquired Entity, for the account of the Target Fund Shareholders, pursuant to this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Destination Fund Shares and be fully paid and non-assessable by the Acquiring Entity.

(l)

The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Acquiring Entity Board, on behalf of the Destination Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Entity, on behalf of the Destination Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m)

The information to be furnished by the Acquiring Entity, on behalf of the Destination Fund, for use in any documents filed or to be filed with any federal, state or local regulatory authority, which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

(n)

The Registration Statement (as defined in paragraph 5.8), insofar as it relates to the Destination Fund, on the effective date of the Registration Statement and on the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Entity for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.

COVENANTS

-A11-

The Acquired Entity, on behalf of the Target Fund, and the Acquiring Entity, on behalf of the Destination Fund, respectively, hereby further covenant as follows:

5.1. The Target Fund and the Destination Fund each will operate its business in the ordinary course and shall comply in all material respects with all applicable laws, rules and regulations between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions, and any other distribution that may be advisable.

5.2. The Destination Fund Shares to be acquired by the Target Fund hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3. The Acquired Entity, on behalf of the Target Fund, will assist the Acquiring Entity in obtaining such information as the Acquiring Entity reasonably requests concerning the beneficial ownership of the Target Fund Shares.

5.4. Subject to the provisions of this Agreement, the Acquiring Entity, on behalf of the Destination Fund, and the Acquired Entity, on behalf of the Target Fund, each will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5. Each of the Acquiring Entity, on behalf of the Destination Fund, and the Acquired Entity, on behalf of the Target Fund, will use all reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.6. The Acquired Entity, on behalf of the Target Fund, will, from time to time, as and when reasonably requested by the Acquiring Entity, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Entity, on behalf of the Destination Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Entity’s title to and possession of the Destination Fund Shares to be delivered hereunder and (b) the Acquiring Entity’s title to and possession of all the Assets, and to otherwise to carry out the intent and purpose of this Agreement.

5.7. The Acquiring Entity, on behalf of the Destination Fund, will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.8. The Acquiring Entity, on behalf of the Destination Fund, shall prepare and file a registration statement on Form N-14 in compliance with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization (the “Registration Statement”). The Acquired Entity, on behalf of the Target Fund, will provide to the Acquiring Entity such information

-A12-

regarding the Target Fund as may be reasonably necessary for the preparation of the Registration Statement.

6.

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

The obligations of the Acquired Entity, on behalf of the Target Fund, to consummate the Reorganization of the Target Fund shall be subject, at the Acquired Entity’s election, to the following conditions with respect to the Target Fund:

6.1. All representations and warranties of the Acquiring Entity, on behalf of the Destination Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2. The Acquiring Entity, on behalf of the Destination Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity, on behalf of the Destination Fund, on or before the Closing Date.

6.3. The Acquiring Entity, on behalf of the Destination Fund, shall have executed and delivered an assumption of the Liabilities of the Target Fund and all such other agreements and instruments as the Acquired Entity may reasonably deem necessary or desirable in order to vest in and confirm (a) the Target Fund’s title to and possession of the Destination Fund Shares to be delivered hereunder and (b) the Acquiring Entity’s assumption of all of the Liabilities, and to otherwise to carry out the intent and purpose of this Agreement.

6.4. The Acquiring Entity, on behalf of the Destination Fund, shall have delivered to the Target Fund a certificate executed in the name of the Acquiring Entity, on behalf of the Destination Fund, by the Acquiring Entity’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Entity and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as the Acquired Entity shall reasonably request.

6.5. The Acquiring Entity, on behalf of the Destination Fund, and the Acquired Entity, on behalf of the Target Fund, shall have agreed on the number of full and fractional Destination Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE DESTINATION FUND

The obligations of the Acquiring Entity, on behalf of the Destination Fund, to consummate the Reorganization of the Destination Fund shall be subject, at the Acquiring Entity’s election, to the following conditions with respect to the Destination Fund:

7.1. All representations and warranties of the Acquired Entity, on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and,

-A13-

except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2.  The Acquired Entity, on behalf of the Target Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Entity, on behalf of the Target Fund, on or before the Closing Date.

7.3. The Acquired Entity shall have delivered to the Acquiring Entity, on behalf of the Destination Fund, a Statement of Assets and Liabilities of the Target Fund as of the Closing Date, including a schedule of investments, certified by the Treasurer of the Acquired Entity on behalf of the Target Fund. The Acquired Entity, on behalf of the Target Fund, shall have executed and delivered all such assignments and other instruments of transfer as the Acquiring Entity may reasonably deem necessary or desirable in order to vest in and confirm (a) the Target Fund’s title to and possession of the Destination Fund Shares to be delivered hereunder and (b) the Destination Fund’s title to and possession of all the Assets and to otherwise to carry out the intent and purpose of this Agreement.

7.4. The Acquired Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity a certificate executed in the name of the Acquired Entity, on behalf of the Target Fund, by the Acquired Entity’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as the Acquiring Entity shall reasonably request.

7.5. The Acquired Entity, on behalf of the Target Fund, and the Acquiring Entity, on behalf of the Destination Fund, shall have agreed on the number of full and fractional Destination Fund Shares to be issued by the Destination Fund in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

8.

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE DESTINATION FUND AND THE TARGET FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Acquired Entity, on behalf of the Target Fund, or the Acquiring Entity, on behalf of the Destination Fund, the other party to this Agreement shall be entitled on behalf of the Target Fund or Destination Fund, as applicable, at its option, to (and shall, in the case of a failure to satisfy the conditions set forth in paragraph 8.4) refuse to consummate the transactions contemplated by this Agreement with respect to the Target Fund and the Destination Fund:

8.1. On the applicable Closing Date, no court or governmental agency of competent jurisdiction shall have issued any order that remains in effect and that restrains or enjoins the Acquired Entity, with respect to the Target Fund, or the Acquiring Entity, with respect to the Destination Fund, from completing the transactions contemplated by this Agreement.

8.2. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Entity or the Acquired Entity to permit

-A14-

consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Destination Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions.

8.3. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending.

8.4. The parties shall have received the opinion of the Law Office of C. Richard Ropka, LLC, dated the Closing Date, substantially to the effect that, based upon certain facts, assumptions and representations and upon certifications made by the Acquired Entity, on behalf of the Target Fund, and the Acquiring Entity, on behalf of the Destination Fund, (i) the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Target Fund and the Destination Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Destination Fund upon receipt of the Assets of the Target Fund solely in exchange for the Destination Fund Shares and the assumption by the Acquiring Entity, on behalf of the Destination Fund, of the Liabilities of the Target Fund as part of the Reorganization; (iii) the tax basis in the hands of the Destination Fund of the Assets of the Target Fund transferred to the Destination Fund in the Reorganization will be the same as the tax basis of such Assets in the hands of the Target Fund immediately prior to the transfer, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund upon the transfer; (iv) the holding period in the hands of the Destination Fund of each Asset transferred to the Destination Fund in the Reorganization, other than Assets with respect to which gain or loss is required to be recognized in the Reorganization, will include the period during which the Asset was held by the Target Fund (except where investment activities of the Destination Fund have the effect of reducing or eliminating the holding period with respect to an asset); (v) no gain or loss will be recognized by the Target Fund in the Reorganization upon the transfer of its Assets to the Destination Fund solely in exchange for the Destination Fund Shares and the assumption by the Acquiring Entity, on behalf of the Destination Fund, of the Liabilities of the Target Fund, or upon the distribution of the Destination Fund Shares by the Target Fund to its shareholders in complete liquidation of the Target Fund, except for (A) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code and (C) any other gain or loss that may be required to be recognized as a result of the closing of the Target Fund’s taxable year or upon the transfer of an Asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code; (vi) no gain or loss will be recognized by the Target Fund Shareholders upon the exchange of their Target Fund Shares solely for the Destination Fund Shares as part of the Reorganization; (vii) the aggregate tax basis of the Destination Fund Shares that each Target Fund Shareholder of the Target Fund receives in the Reorganization will be the same as the aggregate tax basis of his or her Target Fund Shares exchanged therefor; and (viii) each Target Fund Shareholder’s holding period for his or her Destination Fund Shares received in the Reorganization will include the holding period for which he or she held the Target Fund Shares exchanged therefor, provided that he or she held the Target Fund Shares as capital assets on the date of the exchange. The delivery of such opinion is conditioned upon the receipt by the Law Office of C.

-A15-

Richard Ropka, LLC of representations it shall request of the Acquiring Entity and the Acquired Entity. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Acquired Entity may waive the condition set forth in this paragraph 8.4 on behalf of the Target Fund or the Destination Fund.

8.5. The Acquiring Entity, on behalf of the Destination Fund, shall have received on the applicable Closing Date an opinion of the Law Office of C. Richard Ropka, LLC, in a form reasonably satisfactory to the Acquiring Entity, and dated as of the Closing Date, substantially to the effect that, based upon certain facts and certifications made by the Acquired Entity, on behalf of the Target Fund, and its authorized officers: (a) the Acquired Entity is a statutory trust existing under the laws of the State of Delaware; (b) the Acquired Entity, with respect to the Target Fund, has the power as a statutory trust to carry on its business as presently conducted in accordance with the description thereof in the Acquired Entity’s registration statement as an open-end investment company registered under the 1940 Act; (c) this Agreement has been duly authorized, executed and, so far as known to such counsel, delivered by the Acquired Entity, on behalf of the Target Fund, and constitutes a valid and legally binding obligation of the Acquired Entity, on behalf of the Target Fund, enforceable against the Acquired Entity in accordance with its terms; and (d) the execution and delivery of this Agreement did not, and the transfer of the Assets for Destination Fund Shares and the assumption by the Destination Fund of the Liabilities pursuant to this Agreement will not, violate the Acquired Entity Charter or the bylaws of the Acquired Entity. Such opinion may state that it is solely for the benefit of the Acquiring Entity and the Acquiring Entity Board. Such opinion may contain such assumptions and limitations as shall be in the opinion of the Law Office of C. Richard Ropka, LLC appropriate to render the opinions expressed therein.

8.6. The Acquired Entity, on behalf of the Target Fund, shall have received on the applicable Closing Date an opinion of the Law Office of C. Richard Ropka, LLC, in a form reasonably satisfactory to the Acquired Entity, and dated as of the Closing Date, substantially to the effect that, based upon certain facts and certifications made by the Acquiring Entity, on behalf of the Destination Fund and its authorized officers: (a) the Acquiring Entity is a statutory trust validly existing under the laws of the State of Delaware; (b) the Acquiring Entity, with respect to the Destination Fund, has the power as a statutory trust to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Entity’s registration statement as an open-end investment company registered under the 1940 Act; (c) this Agreement has been duly authorized, executed and, so far as know to such counsel, delivered by the Acquiring Entity, on behalf of the Destination Fund, and constitutes a valid and legally binding obligation of the Acquiring Entity, on behalf of the Destination Fund, enforceable against the Acquiring Entity in accordance with its terms; and (d) the execution and delivery of this Agreement did not, and the issuance of the Destination Fund Shares and the assumption of the Liabilities in exchange for the transfer of the Assets pursuant to this Agreement will not, violate the Acquiring Entity Charter or the by-laws of the Acquiring Entity. Such opinion may state that it is solely for the benefit of the Acquired Entity and the Acquired Entity Board. Such opinion may contain such assumptions and limitations as shall be in the opinion of the Law Office of C. Richard Ropka, LLC appropriate to render the opinions expressed therein.

9.

INDEMNIFICATION

-A16-

9.1. The Acquiring Entity, out of the Destination Fund’s assets and property (including any amounts paid to the Destination Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquired Entity and the members of the Acquired Entity Board and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Entity and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Entity, on behalf of the Destination Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquiring Entity or the members of the Acquiring Entity Board or its officers prior to the Closing Date, provided that such indemnification by the Acquiring Entity is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2. The Acquired Entity, out of the Target Fund’s assets and property (including any amounts paid to the Target Fund pursuant to any applicable liability insurance policies), agrees to indemnify and hold harmless the Acquiring Entity and the members of the Acquiring Entity Board and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Entity and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquired Entity, on behalf of an Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquired Entity or the members of the Acquired Entity Board or its officers prior to the Closing Date, provided that such indemnification by the Acquired Entity is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10.

BROKER FEES AND EXPENSES

10.1. The Acquiring Entity, on behalf of the Destination Fund, and the Acquired Entity, on behalf of the Target Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2. The total cost of the Reorganization is anticipated to be $20,000. The costs of the Reorganization will be borne by NCC. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses (without reimbursement by another person) if and to the extent that the payment by another person of such expenses would prevent such party from being treated as a “regulated investment company” under the Code or would prevent the Reorganization from qualifying as a “reorganization” within the meaning of Section 368(a) of the Code or otherwise result in the imposition of tax on the Target Fund or the Destination Fund or on shareholders of the Target Fund or the Destination Fund.

-A17-

11.

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1. The Acquiring Entity and the Acquired Entity agree that neither party has made any representation, warranty or covenant, on behalf of the Destination Fund or the Target Fund, respectively, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2. The covenants to be performed after the Closing by both the Acquiring Entity and the Acquired Entity, and the obligations of the Acquiring Entity, on behalf of the Destination Fund, in Article 9, shall survive the Closing. All other representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder and shall terminate on the Closing.

12.

TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to any Destination Fund or Target Fund at any time prior to the Closing Date with respect to the Reorganization by resolution of either the Acquiring Entity Board or the Acquired Entity Board, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to the Destination Fund or the Target Fund, respectively. Any such termination resolution will be effective when communicated to the other party.

13.

AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Acquired Entity and the Acquiring Entity.

14.

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed to the Acquiring Entity or the Acquired Entity, at its address set forth in the preamble to this Agreement, in each case to the attention of its President.

15.

HEADINGS; COUNTERPARTS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY

15.1. The Article headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

-A18-

15.3. This Agreement shall be governed by and construed and interpreted in accordance with the internal laws of the State of Tennessee.

15.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5. The warranties, representations and agreements contained in this Agreement made by the Acquired Entity, on behalf of the Target Fund, are made on a several (and not joint, or joint and several) basis. Similarly, the warranties, representations and agreements contained in this Agreement made by the Acquiring Entity, on behalf of the Destination Fund, are made on a several (and not joint, or joint and several) basis.

[Rest of page intentionally left blank]

-A19-

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

MONTEAGLE FUNDS, on behalf of its portfolio series listed on Schedule A, individually and not jointly

/s/ Paul B. Ordonio, JD

By:    Paul B. Ordonio, JD

Title: President

NASHVILLE CAPITAL CORPORATION with respect to Paragraph 10.2.

/s/ Micah D. White, CFA

By:    Micah D. White, CFA

Title: Principal

-A20-

Schedule A

Shareholders of the Target Fund will receive shares of the Destination Fund

-A1-

PART B

MONTEAGLE FUNDS
on behalf of its Series:

MONTEAGLE SELECT VALUE FUND

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(888) 263-5593

STATEMENT OF ADDITIONAL INFORMATION

August 20, 2019

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the combined Information Statement and Prospectus dated August 20, 2019 (the “Information Statement/Prospectus”), which relates to Institutional Class shares of Monteagle Select Value Fund (the “Destination Fund”) to be issued in exchange for shares of the series of Monteagle Value Fund (the “Target Fund”), as shown below. Please retain this SAI for further reference.

To obtain a copy of the Information Statement/Prospectus, free of charge, please write to the Destination Fund at the address set forth above or call the Destination Fund at the number set forth above.

The following table indicates (a) the Target Fund and Destination Fund involved in the Reorganization, and (b) the corresponding Destination Fund shares that the Target Fund shareholders will receive.

Target Fund & Share Class	Destination Fund & Share Class
Monteagle Value Fund	Monteagle Select Value Fund
Institutional Class	Institutional Class

1

TABLE OF CONTENTS

INTRODUCTION

3

DOCUMENTS INCORPORATED BY REFERENCE

3

PRO FORMA FINANCIAL STATEMENTS

3

2

INTRODUCTION

This SAI is intended to supplement the Information Statement/Prospectus relating specifically to the proposed transfer of all of the assets of the Target Fund to, and the assumption of the liabilities of the Target Fund by, the Destination Fund in exchange for shares of the Destination Fund as shown in the table on the cover page of this SAI.

DOCUMENTS INCORPORATED BY REFERENCE

This SAI consists of these cover pages, the accompanying pro forma financial statements and the following documents, each of which was filed electronically with the Securities and Exchange Commission (the “SEC”) and is incorporated by reference herein.

1.

The Funds’ Statement of Additional Information dated December 21, 2018 (File Nos. 811-08529 and 333-41461), as filed with the SEC on December 21, 2018 (Accession No. 0001162044-18-000704), is incorporated herein by reference.

2.

The Funds’ Annual Reports for the fiscal year ended August 31, 2018 (File No. 811-08529), as filed with the SEC on November 14, 2018 (Accession No. 0001162044-18-000638), are incorporated herein by reference.

PRO FORMA FINANCIAL STATEMENTS

Shown below are the financial statements for the Target Fund and the Destination Fund.

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated.  These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and Destination Fund as of February 28, 2019 using the fees and expenses information as shown in the Combined Prospectus/Information Statement.  The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Destination Fund, which are available in their annual shareholder reports.

Reorganization Between Monteagle Value Fund and Monteagle Select Value Fund

Monteagle Select Value/Value Combination Fund***
Pro Forma Schedule of Investments
February 28, 2019 (Unaudited)
Select Value Fund Shares	Value Fund Shares	Combination Shares		Select Value Fund Value	Select Fund Value	Combination Value

			COMMON STOCKS - 88.70%

			Automobiles & Components - 1.03%
-	12,000	12,000	Cooper Tire & Rubber Co.	-	$383,520.00	$383,520.00

3

			Capital Goods - 15.40%
44,000	-	44,000	Arconic, Inc.	$813,560.00	-	$813,560.00
-	5,000	15,000	Briggs & Stratton Corp.	-	$196,650.00	$196,650.00
-	5,000	5,000	Eaton Corp. PLC	-	$398,850.00	$398,850.00
-	11,000	11,000	Fastenal Co.	-	$692,340.00	$692,340.00
-	75,370	75,370	Ferguson PLC ADR	-	$520,807.00	$520,807.00
13,500	9,500	23,000	Johnson Controls International PLC	$476,145.00	$335,065.00	$811,210.00
-	30,000	30,000	Schneider Electric SE ADR *	-	$464,100.00	$464,100.00
-	11,000	11,000	Textron, Inc.	-	$597,300.00	$597,300.00
-	20,000	20,000	Trinity Industries, Inc.	-	$468,200.00	$468,200.00
-	400	400	Triumph Group, Inc.	-	$9,264.00	$9,264.00
5,700	-	5,700	United Rentals, Inc. *	$767,163.00	-	$767,163.00
				$2,056,868.00	$3,682,576.00	$5,739,444.00
			Chemicals - 8.35%
-	4,600	4,600	Albemarle Corp.	-	$419,934.00	$419,934.00
-	10,000	10,000	CF Industries Holdings, Inc.	-	$422,000.00	$422,000.00
-	7,900	7,900	Eastman Chemical Co.	-	$653,251.00	$653,251.00
-	5,300	5,300	FMC Corp.	-	$474,350.00	$474,350.00
-	18,800	18,800	Huntsman Corp.	-	$466,052.00	$466,052.00
7,900	-	7,900	LyondellBasell Industries NV Class A	$675,608.00	-	$675,608.00
				$675,608.00	$2,435,587.00	$3,111,195.00
			Consumer Durables & Apparel - 10.92%
33,400	-	33,400	Hanesbrand, Inc.	$620,906.00	-	$620,906.00
18,250	-	18,250	Horton DR, Inc.	$709,743.00	-	$709,743.00
11,200	-	11,200	Lennar Corp. Class A	$537,376.00	-	$537,376.00
-	24,494	24,494	MDC Holdings, Inc.	-	$706,418.00	$706,418.00
3,300	-	3,300	Mohawk Industries, Inc. *	$449,196.00	-	$449,196.00
-	12,500	12,500	Tapestry, Inc.	-	$436,750.00	$436,750.00
-	7,000	7,000	VF Corp.	-	$611,520.00	$611,520.00
				$2,317,221.00	$1,754,688.00	$4,071,909.00
			Containers & Packaging - 2.15%
-	10,400	10,400	International Paper Co.	-	$476,528.00	$476,528.00
-	8,700	8,700	WestRock Co.	-	$325,206.00	$325,206.00
				-	$801,734.00	$801,734.00
			Diversified Financials - 4.00%
18,200	-	18,200	Franklin Resources, Inc.	$593,502.00	-	$593,502.00

4

15,600	-	15,600	Legg Mason, Inc.	$456,300.00	-	$456,300.00
-	4,813	4,813	Macquarie Group Ltd. ADR	-	$439,812.00	$439,812.00
				$1,049,802.00	$439,812.00	$1,489,614.00
			Food, Beverage & Tobacco - 2.61%
-	18,000	18,000	Flowers Foods, Inc.	-	$368,460.00	$368,460.00
5,700	-	5,700	The JM Smucker Co.	$603,687.00	-	$603,687.00
				$603,687.00	$368,460.00	$972,147.00
			Health Care Equipment & Services - 1.68%
-	6,100	6,100	CVS Health Corp.	-	$352,763.00	$352,763.00
-	44,000	44,000	Owens & Minor, Inc.	-	$274,560.00	$274,560.00
				-	$627,323.00	$627,323.00
			Insurance - 1.65%
16,500	-	16,500	Unum Group	$616,440.00	-	$616,440.00

			Integrated Oil & Gas - 1.15%
-	7,500	7,500	Total SA ADR	-	$426,825.00	$426,825.00

			Metal & Mining - 2.01%
58,000	-	58,000	Freeport-McMoRan, Inc.	$748,200.00	-	$748,200.00

			Oil & Gas Equipment Services - 5.93%
35,800	-	35,800	Baker Hughes, a GE Co. Class A	$944,404.00	-	$944,404.00
21,800	-	21,800	Halliburton Co.	$669,042.00	-	$669,042.00
7,525	6,000	13,525	Schlumberger Ltd.	$331,551.00	$264,360.00	$595,911.00
				$1,944,997.00	$264,360.00	$2,209,357.00
			Oil & Gas Exploration & Production - 0.94%
2,100	-	2,100	Cimarex Energy Co.	$151,011.00	-	$151,011.00
-	12,000	12,000	Marathon Oil Corp.	-	$199,200.00	$199,200.00
				$151,011.00	$199,200.00	$350,211.00
			Oil & Gas Refining & Marketing - 4.11%
-	11,800	11,800	HollyFrontier Corp.	-	$604,160.00	$604,160.00
-	6,500	6,500	Phillips 66	-	$626,340.00	$626,340.00
-	3,700	3,700	Valero Energy Corp.	-	$301,772.00	$301,772.00
				-	$1,532,272.00	$1,532,272.00
			Paper & Forest Products - 2.23%
-	6,500	6,500	Domtar Co.	-	$330,915.00	$330,915.00

5

-	13,000	13,000	Schweitzer-Mauduit International, Inc.	-	$501,280.00	$501,280.00
				-	$832,195.00	$832,195.00
			Pharmaceuticals, Biotechnology & Life Science - 7.54%
-	15,000	15,000	AstraZeneca PLC ADR	-	$623,700.00	$623,700.00
9,200	-	9,200	Incyte Corp. *	$793,316.00	-	$793,316.00
-	9,147	9,147	Merck & Co., Inc.	-	$743,560.00	$743,560.00
-	15,000	15,000	Pfizer, Inc.	-	$650,250.00	$650,250.00
				$793,316.00	$2,017,510.00	$2,810,826.00
			Retail - 0.77%
10,400	-	10,400	LKQ Corp. *	$288,080.00	-	$288,080.00

			Semiconductors & Semiconductor Equipment - 6.68%
-	10,000	10,000	Intel Corp.	-	$529,600.00	$529,600.00
-	33,750	33,750	Kulicke & Soffa Industries, Inc.	-	$787,050.00	$787,050.00
18,000	-	18,000	Micron Technology, Inc. *	$735,840.00	-	$735,840.00
-	8,200	8,200	Qualcomm, Inc.	-	$437,798.00	$437,798.00
				$735,840.00	$1,754,448.00	$2,490,288.00
			Software & Services - 1.07%
-	2,900	2,900	International Business Machines Corp.	-	$400,577.00	$400,577.00

			Technology Hardware & Equipment - 2.78%
-	8,400	8,400	Seagate Technology PLC	-	$391,104.00	$391,104.00
12,800	-	12,800	Western Digital Corp.	$643,840.00	-	$643,840.00
				$643,840.00	$391,104.00	$1,034,944.00
			Telecommunication Services - 3.50%
-	20,000	20,000	AT&T, Inc.	-	$622,400.00	$622,400.00
-	12,000	12,000	Verizon Communications, Inc.	-	$683,040.00	$683,040.00
				-	$1,305,440.00	$1,305,440.00
			Transportation - 1.13%
-	6,800	6,800	Ryder System, Inc.	-	$422,688.00	$422,688.00

			Telecommunications - 1.07%
-	8,000	8,000	The Southern Co.	-	$397,520.00	$397,520.00

			TOTAL FOR COMMON STOCKS (Cost $28,881,160) - 88.70%	$12,624,910.00	$20,437,839.00	$33,062,749.00

6

			REAL ESTATE INVESTMENT TRUST - 1.35%
-	17,100	17,100	Rayonier, Inc.	-	$503,937.00	$503,937.00

			TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $430,817) - 1.35%	-	$503,937.00	$503,937.00

			MONEY MARKET FUND - 9.80%
2,633,607	1,020,738	3,654,345	Federated Government Obligations Fund - Institutional Class, 2.28% **	$2,633,607.00	$1,020,738.00	$3,654,345.00

			TOTAL FOR MONEY MARKET FUND (Cost $3,654,345) - 9.80%	$2,633,607.00	$1,020,738.00	$3,654,345.00

			TOTAL INVESTMENTS (Cost $32,966,322) - 99.85%	$15,258,517.00	$21,962,514.00	$37,221,031.00

			OTHER ASSETS LESS LIABILITIES - 0.15%	$5,978.00	$48,172.00	$54,150.00

			NET ASSETS - 100.00%	$15,264,495.00	$22,010,686.00	$37,275,181.00

* Non-Income producing.
** 7-day yield as of February 28, 2019.
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

7

Monteagle Funds
Statements of Operations
For the six months ended February 28, 2019 (Unaudited)

	Monteagle Select Value Fund	Monteagle Value Fund	Adjustment	Pro-Forma
Investment Income:
Dividends	$ 123,458	$ 349,824	$ -	$ 473,282
Interest	18,644	10,658	-	29,302
Total Investment Income	142,102	360,482	-	502,584

Expenses:
Advisory Fees	82,823	129,883	(6,395)	206,311
Chief Compliance Officer Fees	6,169	8,368	(3,333)	11,204
Trustee Fees	4,051	5,592	(3,000)	6,643
Legal Fees	-	3,550	-	3,550
ICI Membership Fees	391	369	(369)	391
Total Expenses	93,434	147,762	(12,728)	228,468

Net Investment Income	48,668	212,720	(12,728)	274,116

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS:
Net Realized Gain from Investments	473,387	653,882	-	1,127,269
Net Change in Unrealized Depreciation on Investments	(763,743)	(2,933,264)	-	(3,697,007)

Net Realized and Unrealized Loss on Investments	(290,356)	(2,279,382)	-	(2,569,738)

Net Decrease in Net Assets Resulting from Operations	$ (241,688)	$ (2,066,662)	-	$ (2,295,662)

8

Monteagle Funds
Statements of Assets and Liabilities
As of February 28, 2019 (Unaudited)

Assets:	Monteagle Select Value Fund	Monteagle Value Fund	Pro-Forma
Investment Securities
At Cost	$ 15,601,323	$ 17,364,999	$ 32,966,322

At Fair Value	$ 15,258,517	$ 21,962,514	37,221,031

Cash	200	200	400
Receivables:
Dividends and Interest	17,549	65,361	82,910
Prepaid Expenses	3,250	4,157	7,407
Total Assets	15,279,516	22,032,232	37,311,748

Liabilities:
Collateral for Securities on Loan	77	50	127
Payables:
Due to Adviser	13,830	19,999	33,829
Chief Compliance Officer Fees	924	1,305	2,229
Trustee Fees	190	192	382
Total Liabilities	15,021	21,546	36,567
Net Assets	$ 15,264,495	$ 22,010,686	$ 37,275,181

Net Assets Consist of:
Paid In Capital	$ 15,218,293	$ 17,479,480	$ 32,697,773
Distributable Earnings	46,202	4,531,206	4,577,408
Net Assets	$ 15,264,495	$ 22,010,686	$ 37,275,181

Class I Shares
Net Assets	$ 15,264,495	$ 22,010,686	$ 37,275,181
Shares of beneficial interest outstanding (1)	1,269,744	1,424,157	2,693,901
Net asset value, offering and redemption price per share	$ 12.02	$ 15.46	$ 13.84

(1) Unlimited number of shares of beneficial interest with no par value, authorized.

9

The accompanying notes are an integral part of these financial statements.

Notes to Pro Forma Financial Statements, February 28, 2019 (Unaudited)

Note 1 — Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Destination Fund pursuant to an Agreement and Plan of Reorganization (the "Reorganization") as if the Reorganization occurred on February 28, 2019.

Note 2 — Basis of Pro Forma

The Reorganization is expected to be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Destination Fund or its shareholders as a direct result of the Reorganization. The Target Fund and the Destination Fund are both registered open-end management investment companies. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities of the Target Fund by the Destination Fund in exchange for shares of the Destination Fund, followed by the distribution of such shares to Target Fund shareholders in complete liquidation and termination of the Target Fund. The pro forma financial information has been adjusted to reflect the assumption that the Target Fund distributes any undistributed net investment income, if any, to its shareholders prior to the Reorganization. The Target Fund Institutional Class shareholders would have received 1,310,918 Destination Fund Institutional Class shares had the Reorganization occurred on February 28, 2019.

The Reorganization is expected to be accounted for as a tax-free reorganization for federal income tax purposes. In accordance with accounting principles generally accepted in the United States of America, for financial reporting purposes, the historical cost basis of the investments received from the Target Fund will be carried forward to align ongoing reporting of the realized and unrealized gains and losses of the Surviving Fund with amounts distributable to shareholders for tax purposes.

Fund	Net Assets	As of Date
Monteagle Value Fund (Target)	$20,017,116	02-28-2019
Monteagle Select Value Fund (Survivor)	$12,506,742	02-28-2019
Monteagle Select Value Fund (Pro Forma Combined Fund)	$32,523,856	02-28-2019

Note 3 — Pro Forma Expense Adjustments

The table below reflects adjustments to annual expenses made to the Pro Forma Combined Fund Statement of Operations financial information as if the Reorganization had taken place on February 28, 2019 after operating for one fiscal year using the fees and expenses information shown in the Proxy Statement/Prospectus.  The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Destination Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect this information.  Percentages presented below are the increase (decrease) in expenses divided by the Pro Forma Combined Fund net assets presented in Note 2.  Actual results could differ from those estimates.  No other significant pro forma effects are expected to result from the Reorganization.  No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended.  No significant changes to any existing contracts of the Destination Fund are expected as a result of the Reorganization.

10

Pro forma adjustment to the investment advisory fee reflects the application of the Destination Fund's management fee against the pro forma assets of the Destination Fund post-merger.  All other pro forma adjustments reflect changes pursuant to economies of scale savings and/or the elimination of redundant fees or expenses.

Operating Expenses Category	Fee & Expense Decrease/Increase	Percentage Of Base	Fee Reduction/Increase As Expense Percent
Advisory Fees	-$6,395	-1.64%	-0.02%
Chief Compliance Officer Fees	-$3,333	-10.74%	-0.01%
Trustees Fees	-$3,000	-12.53%	-0.01%
Total Pro Forma Operating Expense Decrease Adjustment	-$12,729	-$2.94%	-0.04%

Note 4 — Accounting Survivor

The Destination Fund will be the accounting survivor.  The surviving fund will have the portfolio management team, portfolio composition, strategies, investment objective, expense structure and policies/restrictions of the Destination Fund.

Note 5 — Capital Loss Carryforwards

At August 31, 2018, the Target Fund had unutilized non-expiring federal tax short-term capital loss carryforwards of $339,418 and unutilized non-expiring federal tax long-term capital loss carryforwards of $467,535.  At August 31, 2018, the Destination Fund had unutilized non-expiring federal tax short-term capital loss carryforwards of $0 and unutilized non-expiring federal tax long-term capital loss carryforwards of $0.  For net capital losses arising in taxable years beginning after December 22, 2010, a Fund will generally be able to carry-forward such capital losses indefinitely.

Note 6 – Costs Of Reorganization

The costs of the Reorganization will be borne by the Advisor.  The costs associated with the Reorganization will not have an effect on the net asset value per share of either Fund. The costs associated with the Reorganization are expected to be approximately $20,000.

Note 7 – Repositioning Costs

It is expected that the Target Fund will sell up to 36% of its portfolio securities prior to the reorganization to more closely align the Target Fund’s portfolio with the portfolio of the Destination Fund. Actual sales will depend on portfolio composition, market conditions and other factors at the time of the Reorganization. It is expected that the disposition of these portfolio securities will generate capital gains that will be taxable to Target Fund shareholders (aside from tax-exempt accounts) prior to the Reorganization. Total transaction costs, capital gains and losses realized, and distributions to shareholders are not measurable in advance.

11

PART C

OTHER INFORMATION

Item 15.

Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Declaration of Trust and Bylaws, which are incorporated herein by reference.

Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.

Exhibits

List all exhibits filed as part of the Registration Statement.

(1)

Trust Instrument of the Registrant dated November 25, 1997. (Incorporated herein by reference to Item 24(b)(1) in Registrant’s Registration Statement on Form N-1A filed December 4, 1997.)

(a)

Amendment No. 1, dated February 14, 2006, to the Trust Instrument of the Registrant. (Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed July 11, 2006.)

(b)

Certificate of Amendment, dated December 28, 2007, to the Trust Instrument of the Registrant. (Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on January 8, 2008.)

(c)

Certificate of Amendment, dated August 6, 2009, to the Trust Instrument of the Registrant. (Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 10, 2009.)

(d)

Certificate of Amendment to the Certificate of Trust of the Registrant dated September 13, 2013 and filed with the Delaware Secretary of State on September 16, 2013. (Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on September 17, 2013.)

(2)

None.

(3)

None.

(4)

Form of Agreement and Plan of Reorganization (See Exhibit A to the Information Statement /Prospectus).

(5)

The following provisions from the Trust’s Trust Instrument (referenced in Item 28(a) above) define the rights of holders of Trust Shares: Articles II, V, VII and IX, and Sections 10.03, 12.04, 12.05, 12.08 and 12.14. See Exhibits 1 and 2.

1

(6)

(a)

Management Agreement

(i)

Management Agreement, dated May 1, 2009, by and between Registrant and Nashville Capital Corporation. (Incorporated herein by reference to Item 23(d)(1) in Registrant’s Registration Statement on Form N-1A filed on June 5, 2009.)

1.

First Amendment to Monteagle Funds Management Agreement, dated September 17, 2013, between Registrant and Nashville Capital Corporation. (Incorporated herein by reference to Item 23 (d)(1)(i) in Registrant’s Registration Statement on Form N-1A filed on September 17, 2013.)

(ii)

Management Agreement, dated May 2, 2017, by and between Registrant and Nashville Capital Corporation. (Incorporated herein by reference to Item 23(d)(1)(ii) in Registrant’s Registration Statement on Form N-1A filed on December 22, 2017.)

(iii)

Management Agreement, dated March 1, 2019, by and between Registrant and Nashville Capital Corporation with respect to the Monteagle Opportunity Equity Fund. (Incorporated herein by reference to Item 16(6)(d) in Registrant’s Registration Statement on Form N-14 filed on March 11, 2019.)

(iv)

Management Agreement, dated April 15, 2019, by and between Registrant and Nashville Capital Corporation with respect to the Smart Diversification Fund. (Incorporated herein by reference to Item 23(d)(1)(iv) in Registrant’s Registration Statement on Form N-1A filed on April 22, 2019.)

(b)

Sub-Advisory Agreements

(i)

Sub-Advisory Agreement, dated July 1, 2010, by and among Registrant, Nashville Capital Corporation and Garcia Hamilton & Associates, L.P. (formerly known as Davis Hamilton Jackson & Associates, L.P.), with respect to the Quality Growth Fund. (Incorporated herein by reference to Item 28(d)(3) in Registrant’s Registration Statement on Form N-1A filed on December 28, 2010.)

(ii)

Sub-Advisory Agreement, dated September 1, 2017, by and among Registrant, Nashville Capital Corporation and Howe and Rusling, Inc., with respect to the Quality Growth Fund. (Incorporated herein by reference to Item 23(d)(2)(i) in Registrant’s Registration Statement on Form N-1A filed on December 22, 2017.)

(iii)

Sub-Advisory Agreement, dated September 23, 2005, between Registrant, Nashville Capital Corporation and Howe and Rusling, Inc., with respect to the Monteagle Fixed Income Fund. (Incorporated herein by reference to Item 23(d)(3) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2006.)

(iv)

Sub-Advisory Agreement, dated May 2, 2017, between Registrant, Nashville Capital Corporation and Howe and Rusling, Inc., with respect to the Monteagle Fixed Income Fund. (Incorporated herein by reference to Item 23(d)(3)(i) in Registrant’s Registration Statement on Form N-1A filed on December 22, 2017.)

2

(v)

Sub-Advisory Agreement, dated July 14, 2006, between Registrant, Nashville Capital Corporation and Robinson Investment Group, Inc., with respect to the Monteagle Value Fund. (Incorporated herein by reference to Item 23(d)(6) in Registrant’s Registration Statement on Form N-1A filed July 11, 2006.)

1.

First Amendment to Monteagle Funds Sub-Advisory Agreement, dated February 9, 2012, between Registrant, Nashville Capital Corporation and Robinson Investment Group, Inc., with respect to the Monteagle Value Fund. (Incorporated herein by reference to Item 28(d)(4)(i) in Registrant’s Registration Statement on Form N-1A filed December 28, 2012.

(vi)

Sub-Advisory Agreement, dated May 2, 2017, between Registrant, Nashville Capital Corporation and Robinson Investment Group, Inc., with respect to the Monteagle Value Fund. (Incorporated herein by reference to Item 28(d)(4)(ii) in Registrant’s Registration Statement on Form N-1A filed on December 22, 2017.)

(vii)

Sub-Advisory Agreement, dated March 31, 2008, between Registrant, Nashville Capital Corporation and T.H. Fitzgerald & Company, with respect to the Monteagle Informed Investor Growth Fund. (Incorporated herein by reference to Item 23(d)(6) in Registrant’s Registration Statement on Form N-1A filed January 8, 2008.)

1.

First Amendment to Monteagle Funds Sub-Advisory Agreement, dated February 9, 2012, between Registrant, Nashville Capital Corporation and T.H. Fitzgerald & Company, with respect to the Monteagle Informed Investor Growth Fund. (Incorporated herein by reference to Item 28(d)(5)(i) in Registrant’s Registration Statement on Form N-1A filed December 28, 2012.)

(viii)

Sub-Advisory Agreement, dated May 2, 2017, between Registrant, Nashville Capital Corporation and T.H. Fitzgerald & Company, with respect to the Monteagle Informed Investor Growth Fund. (Incorporated herein by reference to Item 28(d)(5)(ii) in Registrant’s Registration Statement on Form N-1A filed on December 22, 2017.)

(ix)

Sub-Advisory Agreement, dated May 1, 2009, between Registrant, Nashville Capital Corporation and Parkway Advisors, LP, with respect to the Monteagle Select Value Fund. (Incorporated herein by reference to Item 23(d)(8) in Registrant’s Registration Statement on Form N-1A filed on June 5, 2009.)

(x)

Sub-Advisory Agreement, dated May 2, 2017, between Registrant, Nashville Capital Corporation and Parkway Advisors, LP, with respect to the Monteagle Select Value Fund. (Incorporated herein by reference to Item 28(d)(6)(i) in Registrant’s Registration Statement on Form N-1A filed on December 22, 2017.)

(xi)

Sub-Advisory Agreement, dated September 17, 2013, between Registrant, Nashville Capital Corporation and J. Team Financial, Inc. d/b/a Team Financial Strategies, with respect to The Texas Fund. (Incorporated herein by reference to Item 23(d)(7) in Registrant’s Registration Statement on Form N-1A filed on September 17, 2013.)

3

(xii)

Sub-Advisory Agreement, dated September 17, 2013, between Registrant, Nashville Capital Corporation and J. Team Financial, Inc. d/b/a Team Financial Strategies, with respect to The Texas Fund. (Incorporated herein by reference to Item 28(d)(7)(i) in Registrant’s Registration Statement on Form N-1A filed on December 22, 2017.)

(xiii)

Sub-Advisory Agreement, dated March 1, 2019, between Registrant, Nashville Capital Corporation and G.W. Henssler & Associates, Ltd., with respect to the Monteagle Opportunity Equity Fund. (Incorporated herein by reference to Item 16(6)(s) in Registrant’s Registration Statement on Form N-14 filed on March 11, 2019.)

(xiv)

Sub-Advisory Agreement, dated April 15, 2019, between Registrant, Nashville Capital Corporation and Luken Investment Analytics, LLC, with respect to the Smart Diversification Fund. (Incorporated herein by reference to Item 23(d)(9) in Registrant’s Registration Statement on Form N-1A filed on April 22, 2019.)

(7)

Distribution Agreement, dated December 1, 2016, between Registrant and Arbor Court Capital, LLC. (Incorporated herein by reference to Item 28(e)(1) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

(a)

First Amendment to Distribution Agreement between Registrant and Arbor Court Capital, LLC. (Incorporated herein by reference to Item 28(7)(b) in Registrant’s Registration Statement on Form N-14 filed on March 11, 2019.)

(b)

Form of Selling Group Agreement between Arbor Court Capital, LLC and dealers. (Incorporated herein by reference to Item 28(e)(2) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

(8)

None.

(9)

Custody Agreement between Registrant and Huntington National Bank. (Incorporated herein by reference to Item 23(g) in Registrant’s Registration Statement on Form N-1A filed on November 9, 2009.)

(a)

First Amendment to Custody Agreement between Registrant and Huntington National Bank. (Incorporated herein by reference to Item 23(9)(b) in Registrant’s Registration Statement on Form N-14 filed on March 11, 2019.)

(b)

Second Amendment to the Custody Agreement dated April 17, 2019 between Registrant and Huntington National Bank (Incorporated herein by reference to Item 23(9)(b) in Registrant’s Registration Statement on Form N-14 filed on March 11, 2019.)

(c)

Third Amendment to the Custody Agreement between the Registrant and Huntington National Bank to be filed by subsequent amendment.

(10)

None.

4

(10)

(a)

Rule 18f-3 Plan. (Incorporated herein by reference to Item 23(n) in Registrant’s Registration Statement on Form N-1A filed on September 17, 2013.)

(b)

Rule 18f-3 Plan with respect to the Monteagle Opportunity Equity Fund. (Incorporated herein by reference to Item 16(10)(b) in Registrant’s Registration Statement on Form N-14 filed on March 11, 2019.)

(11)

Opinion of counsel Charles R. Ropka, The Law Office of C. Richard Ropka as to the legality of the securities being registered, filed herewith.

(12)

Form of Opinion of counsel as to tax matters, filed herewith.

(13) (a)

Transfer Agent Agreement, dated December 1, 2016, between Registrant and Mutual Shareholder Services, LLC. (Incorporated herein by reference to Item 28(h)(1) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

(b)

Accounting Services Agreement, dated December 1, 2016, between Registrant and Mutual Shareholder Services, LLC. (Incorporated herein by reference to Item 23(h)(2) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

(14)

Consent of Independent Registered Certified Public Accounting firm, filed herewith.

(15)

Not applicable.

(16)

Power of Attorney is filed herewith.

(17)

Not applicable.

Item 17.

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned Registrant undertakes to file, by post-effective amendment, the final opinion of Law Office of C. Richard Ropka, LLC supporting the tax consequences of the proposed reorganization as soon as practicable after the closing of the reorganization.

5

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Abilene, State of Texas, on the 31st day of July, 2019.

MONTEAGLE FUNDS

By:	/s/ Paul B. Ordonio
Paul B. Ordonio, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Paul B. Ordonio	President	07/31/2019
Paul B. Ordonio		Date

/s/ Bob Anastasi	Treasurer	07/31/2019
Bob Anastasi		Date

*	Trustee	07/31/2019
Larry Joe Anderson		Date

*	Trustee	07/31/2019
David. J. Gruber		Date

*	Trustee	07/31/2019
Jeffrey W. Wallace		Date

*By: /s/ Paul B. Ordonio		07/31/2019
Paul B. Ordonio, Attorney-in-Fact		Date

6

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, DC 20549

Exhibits Filed With

Registration Statement on Form N-14

Monteagle Funds

EXHIBIT INDEX

Exhibit Number

Description of Exhibit

(11)

Form of Opinion of counsel

(12)

Form of Opinion of counsel as to tax matters

(14)

Consent of Independent Registered Certified Public Accounting Firm

(16)

Powers of Attorney

7